VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS


ANNUAL REPORT -- DECEMBER 31, 2000




[VANGUARD SHIP LOGO]

INCLUDED WITHIN THIS REPORT:
VANGUARD EUROPEAN STOCK INDEX FUND
VANGUARD PACIFIC STOCK INDEX FUND
VANGUARD EMERGING MARKETS STOCK INDEX FUND
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND
VANGUARD DEVELOPED MARKETS INDEX FUND
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND


[MEMBERS OF
THE VANGUARD GROUP(R)

SOME LESSONS FROM 2000

     Although the year 2000 was a trying period for many investors, it reinforced some investment truths worth keeping in mind as you build and maintain your portfolio. These include:

     **Things change. It's difficult--bordering on impossible--to consistently or precisely predict when the financial markets will turn up or down, when the economy will accelerate or slow, and which investments will lead or lag. Don't risk your hard-earned money by betting on such forecasts.

     **Diversification matters. If you build and maintain a portfolio that includes different asset classes--as well as types of securities within asset classes--you give yourself a valuable buffer against severe damage from any one market segment. True, your diversified portfolio will never top the short-term performance charts. But a balanced investment approach will help you to meet your financial goals without taking undue risks.

     **Perspective is paramount. Market declines are always painful. Yet they're inevitable if you seek the long-term rewards of investing. If you keep your focus on your long-term goals, you'll find periodic downturns much easier to endure, and you'll avoid making emotion-driven mistakes.



SUMMARY

* Vanguard International Stock Index Funds posted returns in 2000 ranging from -8.2% to -27.6%.

* A rising U.S. dollar and falling stock prices--especially for large technology, media, and telecommunications companies--combined to make it a dismal year for international stock returns.

* The strengthening of the dollar cut returns from foreign securities by several percentage points.



CONTENTS

1    LETTER FROM THE CHAIRMAN

8    FUND PROFILES

14   GLOSSARY OF INVESTMENT TERMS

15   PERFORMANCE SUMMARIES

24   REPORT ON AFTER-TAX RETURNS

25   FINANCIAL STATEMENTS

49   REPORT OF INDEPENDENT ACCOUNTANTS

LETTER
from the Chairman

Fellow Shareholder,

The past year was not kind to global stock markets. Losses in overseas markets were made worse for U.S. investors by the strength of the dollar. In this environment, all VANGUARD INTERNATIONAL STOCK INDEX FUNDS posted negative 12-month returns. Our funds that were in operation for the full year actually exceeded the results from their target indexes except for our Total International Stock Index Fund, which matched its bogey. Our results against peer-group returns were mixed: Our Pacific and Emerging Markets Stock Index Funds outpaced their average peers; Total International Stock Index Fund matched its average competitor; and our European Stock Index Fund trailed its peer-group average.

     The table at right presents total returns (capital change plus reinvested dividends) for our funds, their peer groups, and their unmanaged target indexes. Also presented are the returns since inception for our two new funds--the Developed Markets and Institutional Developed Markets Index Funds--and for Institutional Share classes of three of our funds. These


2000 TOTAL RETURNS                              Year Ended
                                               December 31
----------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND                   -8.2%
Average European Region Fund*                        -6.2
MSCI Europe Index                                    -8.4
----------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND                   -25.7%
Average Pacific Region Fund*                        -34.7
MSCI Pacific Free Index                             -25.8
----------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND          -27.6%
Average Emerging Markets Fund*                      -30.5
Select Emerging Markets Free Index**                -27.9
----------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND       -15.6%
Average International Fund*                         -15.6
Total International Composite Index***              -15.6
----------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Consists of stocks that can be bought free of restrictions in 14 emerging markets of Europe, Asia, Africa, and Latin America.
***Consists of the MSCI EAFE Index plus the Select Emerging Markets Free Index.

----------------------------------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND*               -7.8%
Vanguard Institutional Developed
 Markets Index Fund**                                -8.4
----------------------------------------------------------
*Since inception, May 8, 2000.
**Since inception, June 1, 2000.


Institutional Shares
----------------------------------------------------------
European*                                            -2.9%
Pacific*                                            -18.2
Emerging Markets**                                  -18.9
----------------------------------------------------------
*Since inception, May 15, 2000.
**Since inception, June 22, 2000.

new funds and share classes were introduced in May and June 2000. The new Developed Markets and Institutional Developed Markets Index Funds are "funds of funds" that invest in our European and Pacific Stock Index Funds in an effort to track the returns of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.

MARKET BAROMETER                                    Average Annual Total Returns
                                                 Periods Ended December 31, 2000

                                                 One        Three           Five
                                                Year        Years          Years
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                     -9.1%        12.3%          18.3%
Russell 2000 Index (Small-caps)                -3.0          4.6           10.3
Wilshire 5000 Index (Entire market)           -11.0         10.7           16.7
MSCI EAFE Index (International)               -14.0          9.6            7.4
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)    11.6%         6.4%           6.5%
Lehman 10 Year Municipal Bond Index            10.8          5.3            5.9
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                       6.0          5.2            5.2
================================================================================
CPI
Consumer Price Index                            3.4%         2.6%           2.5%
--------------------------------------------------------------------------------

     Each fund's total return is based on the change in its net asset value during the year and on the income dividends and capital gains distributions it paid. The table that follows this letter presents per-share net asset value, dividend, and distribution amounts.

     If you own our funds in a taxable account, you may wish to review our report on the funds' after-tax returns on page 24.

FINANCIAL MARKETS IN REVIEW

In stark contrast to 1999, when stock markets around the world enjoyed double-digit gains, global stock indexes suffered double-digit declines in 2000. To a large extent, the declines were the result of a plunge in the prices of large growth stocks, particularly in the technology, media, and telecommunications sectors. These were the very same companies, by and large, whose soaring prices brought market indexes to new heights in 1999 and early 2000.

     Many factors contributed to falling stock prices. Higher energy costs--oil prices hit a ten-year high--raised the specter of inflation and cut into profits for some industries. Central banks, such as the U.S. Federal Reserve and the European Central Bank, raised short-term interest rates in order to cool economic growth and deter inflationary pressures. As the year progressed, it was apparent these efforts were working, particularly in the United States.

     However, as the powerhouse U.S. economy slowed, investors grew concerned about how this affected growth prospects for companies elsewhere, which would face diminished demand from the world's largest importer. Developing countries--home to many factories that make clothing, electronics, and other goods for U.S. consumers--would be hardest hit by reduced demand in the U.S. market. Growth stocks worldwide were particularly affected by the reassessment of prospects for the global economy, since expectations had been highest for these companies.

     Compounding the damage from lower stock prices was the pervasive rise in the value of the U.S. dollar. A stronger dollar diminishes the returns from foreign securities for U.S. investors, because the foreign currency can be exchanged for fewer dollars. (Of course, a weaker dollar has the opposite effect--augmenting returns from foreign securities for U.S. investors.) During the year, the dollar rose against all major currencies, increasing almost 12% versus the Japanese yen and about 7% versus the euro, the common currency of 11 European countries. (Central banks intervened in September to prop up the sagging euro by buying that currency and selling dollars, and the euro rallied in the last two months of the year.) The table above shows the currency impact on international stock returns for U.S. investors.

TOTAL RETURNS                                                         Year Ended
                                                               December 31, 2000

                                Based on
                                   Local         Currency              Based on
Stock Market Index              Currency           Impact          U.S. Dollars
--------------------------------------------------------------------------------
MSCI EAFE                          -7.1%            -6.9%                -14.0%
MSCI Europe                        -1.9             -6.5                  -8.4
MSCI Pacific Free                 -17.6             -8.2                 -25.8
Select Emerging Markets Free      -14.8            -13.1                 -27.9
Total International Composite      -7.2             -8.4                 -15.6
--------------------------------------------------------------------------------
Wilshire 5000                     -11.0%              --                 -11.0%
--------------------------------------------------------------------------------

     Pacific Rim markets such as Japan, New Zealand, and Singapore fared worse than European bourses. Japan, which alone constitutes nearly 23% of the EAFE Index's market capitalization, fell -19.7% in yen and -28.1% in dollars. Emerging markets posted the worst returns. Greece, Indonesia, the Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Turkey each had returns of -40% or less in U.S. dollars.

     Amid the declines, there were some success stories, both in the U.S. market and abroad. Certain sectors--health care, energy, financial services, and utilities (except telecom firms)--flourished. Value stocks--those with relatively low prices in relation to earnings, book value, dividends, and other financial measures--outperformed their growth counterparts and posted strong gains in local currencies.

2000 Performance Overview

During 2000, our international index funds did what they are designed to do: closely track their target indexes to capture as much of the market's return as possible. We recognize, of course, that this tight tracking is cold comfort when markets are declining.

     In general, European stocks fared much better than those of most other global markets. The decline in the euro versus the dollar actually benefited a number of companies with significant exports, since it magnified the value of dollar-based revenues. Our EUROPEAN STOCK INDEX FUND returned -8.2%, slightly ahead of its target index, though 2 percentage points behind the average return for European funds.

     The PACIFIC STOCK INDEX FUND'S -25.7% return was slightly higher than that of its index and a remarkable 9 percentage points higher than that of its average peer. As usual, the divergence between our fund's return and the average return from competing funds was largely explained by Japan--the region's dominant market. Our fund and target index are capitalization-weighted, so the full heft of the Japanese market is represented in our fund--we had almost 79% of our assets in Japan. This helped our relative performance because even though stocks in Japan had a very bad year (-28.1%), they were far from being the worst-performing group in the Pacific Rim. Indonesia, the Philippines, South Korea, and Thailand--which are not part of our target index--had simply horrendous years. (Indonesia's stock market alone fell -61.9% in U.S. dollar terms.) On average, our peers had bigger commitments to these emerging markets.

--------------------------------------------------------------------------------
Our funds had less exposure than did many peers to the poorest-performing emerging markets in the Pacific Rim.
--------------------------------------------------------------------------------

     Our EMERGING MARKETS STOCK INDEX FUND posted a -27.6% return. Again, this result, though terrible in absolute terms, was better than those of our benchmarks. Our fund was 0.3 percentage point ahead of its index and 2.9 points ahead of its average peer. With the exception of South Korea, Pacific markets had a small weighting in our target index, which proved to be a blessing. At year-end, almost half the fund's assets were in Brazil, South Africa, and Mexico. These markets had double-digit losses, but still outperformed many others. Fortunately, our fund had almost one-tenth of its assets in Israel--a market that enjoyed a 27.8% gain. It may help put the pain of 2000 in perspective to remember that emerging markets had, only one year earlier, racked up the highest returns among global markets. Our fund returned 61.6% in 1999. Clearly, the volatility of emerging markets--both up and down--is a force to be reckoned with.

     As a "fund of funds," the TOTAL INTERNATIONAL STOCK INDEX FUND invests in our European, Pacific, and Emerging Markets Stock Index Funds, with weightings proportionate to the market capitalization of the various market segments. At year-end, its assets were allocated 63.7%, 26.0%, and 10.3% in those funds, respectively. As would be expected, the Total International Stock Index Fund's -15.6% return fell between those of our other funds. It matched the returns of its index and the average international stock fund.

     At year-end, both the DEVELOPED MARKETS INDEX FUND and the INSTITUTIONAL DEVELOPED MARKETS INDEX FUND had about 71% of their assets in the European Stock Index Fund and about 29% in the Pacific Stock Index

Fund. Because of their mid-year inception dates, our new funds escaped some, but certainly not all, of the damage from the 2000 slump in international stocks. The same holds true for the Institutional Shares of our other funds.

LONG-TERM PERFORMANCE OVERVIEW

A single year, whether good or bad, is too short a period to judge the merits of a mutual fund. The table below presents the average annual returns for our European and Pacific Stock Index Funds over the past decade and for our Emerging Markets and Total International Stock Index Funds since inception, along with the performance of their benchmarks for those periods. The table also shows how a hypothetical $10,000 investment in each would have grown through December 31, 2000.

     Over these longer periods, the European and Emerging Markets Stock Index Funds outperformed their average peers. However, the relatively large exposure of our Pacific and Total International Stock Index Funds to Japan--the worst-performing major market in the world over the decade--kept those funds from beating their peer-group returns. Despite a few stellar years--such as 1999, when Japanese stocks surged 61.8% in dollars--returns from Japan have been negative through most of the decade.

     All of our funds have done an excellent job of tracking their target indexes. Indeed, in some cases we have managed to outpace target indexes, a result of the skill of the Vanguard Quantitative Equity Group, which manages all of our indexed stock portfolios. Our index managers pay close attention to minimizing the transaction and operating costs that make it hard for real-world funds to match the long-term returns of unmanaged indexes.

     We believe that our funds will continue to provide very competitive returns. Over the long haul, we expect them to outperform average peer funds because of our low costs. International stock funds generally carry higher expense ratios than domestic funds because of the added costs of doing business overseas.


TOTAL RETURNS                                                    Ten Years Ended
                                                              December 31, 2000*

                                                              Final Value
                               Average                       of a $10,000
                            Annual Return                Initial Investment
                   -----------------------------       -------------------------
                                Average                                Average
                   Vanguard   Competing   Target        Vanguard     Competing
Stock Index Fund     Fund          Fund    Index          Fund            Fund
--------------------------------------------------------------------------------
European           13.8%        11.5%      13.8%         $36,336       $29,674
Pacific             1.5          5.5        1.5           11,659        17,145
Emerging Markets    0.3         -0.2       -0.8           10,195         9,840
Total International 5.2          7.9        4.9           12,645        14,247
--------------------------------------------------------------------------------
*Since inception for the Emerging Markets Stock Index Fund (May 4, 1994) and the Total International Stock Index Fund (April 29, 1996).

Our average competitors' expense ratios ranged from 1.72% to 2.72% in 2000--four to seven times the expense ratios of our international index funds, which range from 0.29% to 0.59%. Expense ratios are even lower for our Institutional Shares (ranging from 0.20% to 0.45%). Lower costs give us a head start of as much as 2 percentage points, year after year, in our effort to outperform the competition.

     A further word about international investing is in order. Given the stellar performance of U.S. stocks in the past decade, many investors are questioning the very idea that international stocks have a place in a well-diversified portfolio. We disagree with this line of thinking. True, with the benefit of hindsight, we know that diversifying across borders was not beneficial in 2000. But keep in mind that in 1999 and through most of the 1980s, foreign stocks provided higher returns than domestic stocks. The past is not necessarily prologue.

     We still believe that investing a portion of one's equity holdings in international stocks adds an important element of diversification to a U.S. investor's portfolio. Yes, international funds are subject to an additional risk--that of currency fluctuations. But those fluctuations won't always detract from returns, as they did in 2000.

IN SUMMARY

We believe that the performance of financial markets in 2000 proved that "old-fashioned" investment precepts are old because they are true. Among those precepts are the importance of diversification and of investing for the long run. We don't know what's in store for 2001, but we continue to recommend that investors keep a long-term perspective and avoid extremes--of pessimism when markets are falling or of exuberance when markets are rising.

     As always, we believe that the best answer to the uncertainty and volatility of the financial markets is to devise a balanced investment plan and then stick with it. Such portfolios may hold domestic and international stock funds as well as bond funds and short-term investments in proportions that make sense for your personal goals, time horizon, financial situation, and risk tolerance. We thank you for trusting your hard-earned dollars to us and for "staying the course" through a difficult 2000.


Sincerely,

/S/
JOHN J. BRENNAN

[PHOTO]
JOHN J. BRENNAN
Chairman and
Chief Executive Officer


January 24, 2001

FUND STATISTICS
                                                                                   Year Ended
                                                                                December 31, 2000
                                                                              ---------------------
                                    NET ASSET VALUE                     Distributions           Dividends
                                      PER SHARE                              From Net            From Net
                              ------------------------------                 Realized          Investment
Vanguard                       December 31,     December 31,            Capital Gains              Income
Index Fund                            1999*             2000
---------------------------------------------------------------------------------------------------------
European                            $28.82            $25.99                  $0.05                $0.423
European Institutional               27.22             25.99                     --                 0.437
---------------------------------------------------------------------------------------------------------
Pacific                              12.22              8.95                     --                 0.125
Pacific Institutional                11.10              8.95                     --                 0.131
---------------------------------------------------------------------------------------------------------
Emerging Markets                     12.50              8.84                     --                 0.218
Emerging Markets Institutional       11.16              8.84                     --                 0.215
---------------------------------------------------------------------------------------------------------
Total International                  14.31             11.83                   0.05                 0.200
---------------------------------------------------------------------------------------------------------
Developed Markets                    10.00              9.07                     --                 0.150
Institutional Developed Markets      10.00              9.01                     --                 0.150
---------------------------------------------------------------------------------------------------------
*Net asset values are as of the inception  date for the Developed  Markets Index
Fund (May 8, 2000),  Institutional  Developed Markets Index Fund (June 1, 2000),
and the  Institutional  Shares of the European,  Pacific,  and Emerging  Markets
Stock Index Funds (May15,  2000,  for European and Pacific;  June 22, 2000,  for
Emerging Markets).

FUND PROFILE                                             As of December 31, 2000
for European Stock Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index or a broader market index. Key terms are defined on page 14.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                    MSCI
                                        Fund      Europe
--------------------------------------------------------------------------------
Number of Stocks                         523         509
Turnover Rate                             8%          --
Expense Ratio                          0.29%          --
Expense Ratio--Institutional Shares    0.20%*         --
Cash Investments                        0.0%          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

Vodafone Group PLC             3.5%
 (cellular telecommunications)
Nokia Oyj                      3.3
 (telecommunications)
BP Amoco PLC                   2.8
 (oil)
GlaxoSmithKline PLC            2.7
 (pharmaceuticals)
HSBC Holdings PLC              2.1
 (banking)
Royal Dutch Petroleum Co.      2.0
 (energy)
Novartis AG (Registered)       2.0
 (pharmaceuticals)
Total Fina Elf                 1.7
 (integrated oil)
Nestle SA (Registered)         1.4
 (food, beverage, & tobacco)
Allianz AG                     1.4
 (insurance)
--------------------------------------------------------------------------------
Top Ten                       22.9%
--------------------------------------------------------------------------------

------------------------------
VOLATILITY MEASURES
                         MSCI
            Fund         EAFE
------------------------------
R-Squared   0.88        1.00
Beta        0.95        1.00
------------------------------


--------------------------------------------------------------------------------
COUNTRY DIVERSIFICATION
 (% of common stocks)
                                    MSCI
                      FUND        EUROPE
--------------------------------------------------------------------------------
United Kingdom       29.7%         29.7%
France               16.3          16.3
Germany              12.3          12.3
Switzerland          10.1          10.1
Netherlands           8.0           8.0
Italy                 6.7           6.7
Spain                 4.1           4.1
Finland               4.0           4.0
Sweden                3.7           3.7
Belgium               1.3           1.3
Denmark               1.3           1.3
Ireland               0.9           0.9
Portugal              0.7           0.7
Norway                0.6           0.6
Austria               0.3           0.3
--------------------------------------------------------------------------------
Total               100.0%        100.0%
--------------------------------------------------------------------------------
*Annualized.

FUND PROFILE
 for Pacific Stock Index Fund                            As of December 31, 2000


This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index or a broader market index. Key terms are defined on page 14.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                                            MSCI
                                                                         Pacific
                                                                Fund        Free
--------------------------------------------------------------------------------
Number of Stocks                                                 407        406
Turnover Rate                                                     6%         --
Expense Ratio                                                  0.38%         --
Expense Ratio--Institutional Shares                            0.29%*        --
Cash Investments                                                0.0%         --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)
--------------------------------------------------------------------------------
Toyota Motor Corp.                        4.6%
 (automotive & transport equipment)
Nippon Telegraph and Telephone Corp.      3.6
 (telecommunications)
Sony Corp.                                2.5
 (media)
Mizuho Holdings, Inc.                     2.2
 (banking)
Hutchison Whampoa Ltd.                    2.1
 (conglomerate)
Takeda Chemical Industries Ltd.           2.0
 (pharmaceuticals)
Matsushita Electric Industrial Co., Ltd.  1.9
 (consumer electronics)
The Bank of Tokyo-Mitsubishi Ltd.         1.8
 (banking)
Honda Motor Co., Ltd.                     1.4
 (automotive & transport equipment)
Nomura Securities Co., Ltd.               1.4
 (financial services)
--------------------------------------------------------------------------------
Top Ten                                  23.5%
--------------------------------------------------------------------------------

----------------------------------
VOLATILITY MEASURES
                           MSCI
                FUND       EAFE
----------------------------------
R-Squared       0.66       1.00
Beta            1.13       1.00


----------------------------------
COUNTRY DIVERSIFICATION
 (% of common stocks)
                             MSCI
                          PACIFIC
               FUND          FREE
----------------------------------
Japan          78.9%        79.2%
Australia       9.5          9.4
Hong Kong       7.6          7.5
Singapore       3.6          3.5
New Zealand     0.4          0.4
----------------------------------
Total         100.0%       100.0%
----------------------------------

*Annualized.


                                                                 [COMPUTER LOGO]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                             As of December 31, 2000
for Emerging Markets Stock Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index or a broader market index. Key terms are defined on page 14.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                Fund                  Index*
--------------------------------------------------------------------------------
Number of Stocks                                 477                    462
Turnover Rate                                    40%                     --
Expense Ratio                                  0.59%                     --
Expense Ratio--Institutional Shares            0.45%**                   --
Cash Investments                                4.4%                     --
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

Telefonos de Mexico SA                   5.1%
 (telecommunications)
Samsung Electronics                      3.4
 (consumer appliances)
Check Point Software Technologies Ltd.   3.2
 (computer software & services)
Petroleo Brasileiro SA                   3.1
 (energy)
SK Telecom Co., Ltd.                     2.8
 (telecommunications)
Korea Electric Power Corp.               1.9
 (electric utilities)
De Beers Centenary AG                    1.6
 (metals & mining)
Anglo American Platinum Corp.            1.6
 (metals & mining)
Centrais Electricas Brasileiras SA       1.5
 (electric utilities)
Cia Vale Do Rio Pfd. A                   1.5
 (metals & mining)
--------------------------------------------------------------------------------
Top Ten                                 25.7%
--------------------------------------------------------------------------------

----------------------------------
VOLATILITY MEASURES
                            MSCI
                 FUND       EAFE
----------------------------------
R-Squared        0.59       1.00
Beta             1.49       1.00
----------------------------------

--------------------------------------------------------------------------------
COUNTRY DIVERSIFICATION
 (% of common stocks)
                           Fund          Index*
--------------------------------------------------------------------------------
Brazil                     17.2%         17.4%
South Africa               15.9          15.7
Mexico                     15.7          15.7
South Korea                15.2          15.2
Israel                      9.7           9.6
Greece                      9.0           9.1
Turkey                      4.7           4.7
Poland                      2.4           2.4
Thailand                    2.4           2.4
Argentina                   2.3           2.4
Hungary                     1.6           1.6
Philippines                 1.4           1.4
Indonesia                   1.4           1.3
Czech Republic              1.1           1.1
--------------------------------------------------------------------------------
Total                     100.0%        100.0%
--------------------------------------------------------------------------------

*Select Emerging Markets Free Index.
**Annualized.

FUND PROFILE                                             As of December 31, 2000
for Total International Stock Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to a broad market index. Key terms are defined on page 14.

------------------------------------------
PORTFOLIO CHARACTERISTICS
Expense Ratio                         0%
Average Weighted Expense Ratio*    0.34%
------------------------------------------

------------------------------------------
VOLATILITY MEASURES
                                   MSCI
                        FUND       EAFE
------------------------------------------
R-Squared              0.99       1.00
Beta                   1.05       1.00
------------------------------------------

------------------------------------------
ALLOCATION TO UNDERLYING
 VANGUARD FUNDS

European Stock Index Fund           63.7%
Pacific Stock Index Fund            26.0
Emerging Markets Stock Index Fund   10.3
------------------------------------------
Total                              100.0%
------------------------------------------
*For underlying funds.


                                                      [COMPUTER LOGO]
                                                     Visit our website
                                                      www.vanguard.com
                                                 for regularly updated
                                                     fund information.

FUND PROFILE                                             As of December 31, 2000
for Developed Markets Index Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 14.

------------------------------------------
PORTFOLIO CHARACTERISTICS

Expense Ratio                           0%
Average Weighted Expense Ratio*      0.32%
------------------------------------------

------------------------------------------
ALLOCATION TO UNDERLYING
 VANGUARD FUNDS

European Stock Index Fund            71.0%
Pacific Stock Index Fund             29.0
------------------------------------------
Total                               100.0%
------------------------------------------
*For underlying funds; annualized.

FUND PROFILE                                             As of December 31, 2000
for Institutional Developed Markets Index Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 14.

------------------------------------------
PORTFOLIO CHARACTERISTICS

Expense Ratio                           0%
Average Weighted Expense Ratio*      0.23%
------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING
 VANGUARD FUNDS

European Stock Index Fund Institutional Shares                   71.5%
Pacific Stock Index Fund Institutional Shares                    28.5
--------------------------------------------------------------------------------
Total                                                           100.0%
--------------------------------------------------------------------------------
*For underlying funds; annualized.

                                                              [COMPUTER LOGO]
                                                            Visit our website
                                                             www.vanguard.com
                                                        for regularly updated
                                                            fund information.

GLOSSARY
 of Investment Terms

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or appropriate market index). If a fund's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of trading activity during the past year. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for European Stock Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                 December 31, 1990-December 31, 2000
[CHART]

              EUROPEAN STOCK INDEX FUND      MSCI EUROPE INDEX
1991 -                 12.4                       14.1
1992 -                 -3.3                       -3.7
1993 -                 29.1                       29.9
1994 -                  1.9                        2.7
1995 -                 22.3                       21.9
1996 -                 21.3                       21.1
1997 -                 24.2                       23.8
1998 -                 28.9                       28.5
1999 -                 16.6                       15.9
2000 -                 -8.2                       -8.4
See Financial Highlights table on page 38 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       December 31, 1990-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000

DATE         EUROPEAN      AVERAGE       MSCI EUROPE     MSCI EAFE
               STOCK        EUROPE         INDEX         INDEX
199012         10000         10000         10000         10000
199103         10317         10137         10464         10752
199106          9718          9573          9774         10174
199109         10940         10445         11035         11055
199112         11228         10556         11409         11250
199203         10877         10261         11060          9923
199206         12054         11010         12158         10142
199209         11431         10088         11550         10305
199212         10855          9709         10992          9917
199303         11507         10128         11720         11115
199306         11774         10415         11949         12242
199309         12833         11363         13017         13062
199312         14017         12229         14277         13184
199403         13721         12292         14075         13653
199406         13651         12049         13905         14360
199409         14195         12462         14517         14383
199412         14280         12378         14665         14246
199503         15045         12593         15587         14523
199506         16271         13668         16589         14640
199509         16939         14229         17293         15262
199512         17462         14464         17883         15892
199603         18110         15338         18547         16363
199606         18683         15957         19033         16634
199609         19382         16155         19759         16626
199612         21173         17918         21654         16903
199703         22209         18591         22710         16650
199706         24334         19615         24741         18824
199709         26357         20756         26789         18703
199712         26304         20745         26808         17251
199803         31661         24924         32251         19802
199806         33443         26087         33910         20025
199809         28622         21456         29022         17192
199812         33896         25423         34456         20758
199903         33172         24824         33729         21062
199906         33266         24833         33624         21612
199909         33628         24760         34017         22575
199912         39528         31632         39932         26425
200003         39594         33222         39965         26412
200006         38509         31525         38701         25381
200009         35638         29578         35873         23348
200012         36336         29674         36581         22737
--------------------------------------------------------------------------------


                               Average Annual Total Returns          Final Value
                               Periods Ended December 31, 2000      of a $10,000
                                                                      Investment
                                  1 Year  5 Years   10 Years
--------------------------------------------------------------------------------
European Stock Index Fund*        -8.18%   15.76%    13.77%            $36,336
Average European Region Fund**    -6.19    15.46     11.49              29,674
MSCI Europe Index                 -8.39    15.39     13.85              36,581
MSCI EAFE Index                  -13.96     7.43      8.56              22,737

*The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------
                                       15

PERFORMANCE SUMMARY
for European Stock Index Fund Institutional Shares

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      May 15, 2000-December 31, 2000
[CHART]

                   EUROPEAN STOCK INDEX FUND    MSCI EUROPE INDEX
                   INSTITUTIONAL SHARES
2000 -                 -2.9                       -2.0

See Financial Highlights table on page 39 for dividend information since inception.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                            May 15, 2000-December 31, 2000

INITIAL INVESTMENT OF $10,000,000

DATE           EUROPEAN        AVERAGE        MSCI                MSCI
               STOCK           EUROPEAN       EUROPE INDEX        EAFE INDEX
5/16/2004      10000000        10000000       10000000             10000000
200006         10297575        10289048       10291466             10390670
200009          9533431         9744959        9544393              9558393
200012          9710989         9600658        9800106              9308010
--------------------------------------------------------------------------------



                                              Total Returns       Final Value of
                                 Period Ended December 31, 2000 a $10,000,000 ------------------------------- Investment
                                                 Since Inception
--------------------------------------------------------------------------------
European Stock Index Fund Institutional Shares        -2.89%          $9,710,989
Average European Region Fund*                         -3.99            9,600,658
MSCI Europe Index                                     -2.00            9,800,106
MSCI EAFE Index                                       -6.92            9,308,010
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Pacific Stock Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                 December 31, 1990-December 31, 2000
[CHART]

               PACIFIC STOCK INDEX FUND     MSCI PACIFIC FREE INDEX
1991 -                 10.7                       11.5
1992 -                -18.2                      -18.6
1993 -                 35.5                       36.2
1994 -                -13.0                       -0.1
1995 -                  2.7                       34.7
1996 -                 -7.8                       23.4
1997 -                -25.7                       30.6
1998 -                  2.4                       28.2
1999 -                 57.1                       25.4
2000 -                -25.7                      -25.8

See Financial Highlights table on page 39 for dividend information for the past five years.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       December 31, 1990-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000

                           AVERAGE          MSCI          MSCI
             PACIFIC       PACIFIC       PACIFIC          EAFE
DATE           STOCK        REGION    FREE INDEX         INDEX
199012         10000         10000         10000         10000
199103         10815         11073         10954         10752
199106         10403         11168         10462         10174
199109         11022         11333         11092         11055
199112         11059         11406         11146         11250
199203          8981         10429          8998          9923
199206          8535         11629          8534         10142
199209          9310         11355          9327         10305
199212          9049         11452          9077          9917
199303         10593         11870         10654         11115
199306         12425         13750         12512         12242
199309         13083         15471         13145         13062
199312         12259         18759         12363         13184
199403         13215         15797         13333         13653
199406         14618         17140         14719         14360
199409         14207         18739         14301         14383
199412         13858         16495         13941         14246
199503         13528         15098         13718         14523
199506         13061         16574         13164         14640
199509         13601         17325         13707         15262
199512         14238         16668         14353         15892
199603         14548         16828         14666         16363
199606         14709         18845         14744         16634
199609         14115         18134         14151         16626
199612         13124         16398         13161         16903
199703         11838         15322         11845         16650
199706         14123         19033         14096         18824
199709         12300         16783         12301         18703
199712          9756         12789          9756         17251
199803         10046         12728         10066         19802
199806          9149         12537          9169         20025
199809          7898         11167          7930         17192
199812          9991         12773         10021         20758
199903         11086         14015         11113         21062
199906         12093         18610         12140         21612
199909         13520         20953         13519         22575
199912         15691         26239         15699         26425
200003         15665         24818         15626         26412
200006         14779         23708         14751         25381
200009         13367         20568         13331         23348
200012         11659         17145         11651         22737
--------------------------------------------------------------------------------


                               Average Annual Total Returns
                               Periods Ended December 31, 2000       Final Value
                                                                    of a $10,000
                                1 Year    5 Years    10 Years         Investment

Pacific Stock Index Fund*      -25.74%    -3.93%        1.55%            $11,659
Average Pacific Region Fund**  -34.66      0.57         5.54              17,145
MSCI Pacific Free Index        -25.78     -4.09         1.54              11,651
MSCI EAFE Index                -13.96      7.43         8.56              22,737

*The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------
                                       17

PERFORMANCE SUMMARY
 for Pacific Stock Index Fund Institutional Shares

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      May 15, 2000-December 31, 2000
[CHART]

               PACIFIC STOCK INDEXD           MSCI PACIFIC
             FUND INSTITUTIONAL SHARES        FREE INDEX
2000 -                -18.2                       -17.7

See Financial Highlights table on page 40 for dividend information since inception.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                            May 15, 2000-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000,000

DATE            PACIFIC        AVERAGE          MSCI PACIFIC          MSCI EAFE
                STOCK          PACIFIC          FREE                  INDEX
5/16/2004       10000000       10000000         10000000              10000000
200006          10369369       10275883         10374022              10390670
200009           9378378        9075511          9374344               9558393
200012           8181081        7620070          8228634               9308010
--------------------------------------------------------------------------------


                                      Total Returns               Final Value of
                               Period Ended December 31, 2000      a $10,000,000
                                                                      Investment
                                                Since Inception
--------------------------------------------------------------------------------
Pacific Stock Index Fund Institutional Shares      -18.19%            $8,181,081
Average Pacific Region Fund*                       -23.80              7,620,070
MSCI Pacific Free Index                            -17.71              8,228,634
MSCI EAFE Index                                     -6.92              9,308,010
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
for Emerging Markets Stock Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                       May 4, 1994-December 31, 2000
[CHART]

                 EMERGING MARKETS STOCK       SELECT EMERGING MARKETS
                 INDEX FUND                   FREE INDEX
1994 -               9.8                            3.8
1995 -               0.6                            0.0
1996 -              15.8                           15.2
1997 -             -16.8                          -16.4
1998 -             -18.1                          -18.4
1999 -              61.6                           60.9
2000 -             -27.6                          -27.9

See Financial Highlights table on page 40 for dividend information for the past five years.
*Consists of stocks that can be bought free of restrictions in 14 emerging markets of Europe, Asia, Africa, and Latin America.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                             May 4, 1994-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000

                           AVERAGE        SELECT          MSCI
            EMERGING      EMERGING      EMERGING          EAFE
DATE         MARKETS       MARKETS       MARKETS         INDEX
5/4/1994        9950         10000         10000         10000
199406         10517         10572         10190         11219
199409         12805         12560         12256         11237
199412         10926         10939         10380         11130
199503          9700          9712          9252         11346
199506         10926         10162         10432         11438
199509         10986         10449         10420         11923
199512         10987         10437         10381         12416
199603         12101         11282         11395         12784
199606         12612         11375         11800         12996
199609         12408         11247         11635         12989
199612         12726         11607         11958         13205
199703         13348         12780         12534         13008
199706         14260         13430         13403         14706
199709         12933         13386         12168         14612
199712         10585         11331         10001         13477
199803         11285         11979         10655         15470
199806          8856          9150          8367         15645
199809          7286          7167          6864         13431
199812          8667          8291          8161         16218
199903          9609          8930          8958         16455
199906         11472         10615         10728         16884
199909         10913         10223         10129         17637
199912         14003         14158         13128         20645
200003         13666         14772         12781         20634
200006         12725         12294         11864         19829
200009         11491         11116         10684         18241
200012         10093          9840          9462         17763
--------------------------------------------------------------------------------


                              Average Annual Total Returns
                              Periods Ended December 31, 2000        Final Value
                                                          Since     of a $10,000
                                         1 Year  5 Years  Inception   Investment

Emerging Markets Stock Index Fund*      -28.28%  -1.78%    0.14%        $10,093
Average Emerging Markets Fund**         -30.50   -1.17    -0.24           9,840
Select Emerging Markets Free Index***   -27.93   -1.84    -0.83           9,462
MSCI EAFE Index                         -13.96    7.43     9.01          17,763
--------------------------------------------------------------------------------
*Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
***Consists of stocks that can be bought free of restrictions in 14 emerging markets of Europe, Asia, Africa, and Latin America.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
for Emerging Markets Stock Index Fund Institutional Shares

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     June 22, 2000-December 31, 2000
[CHART]

               EMERGING MARKETS STOCK INDEX          SELECT EMERGING MARKETS
               FUND INSTITUTIONAL SHARES             FREE INDEX*
2000 -                -18.9                                  -18.9

--------------------------------------------------------------------------------
See Financial Highlights table on page 41 for dividend information since inception.
*Consists of stocks that can be bought free of restrictions in 14 emerging markets of Europe, Asia, Africa, and Latin America.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                           June 22, 2000-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000,000

                                  AVERAGE       SELECT        MSCI
                    EMERGING      EMERGING      EMERGING      EAFE
DATE                MARKETS       MARKETS       MARKETS       INDEX
6/22/2000            9950000      10000000      10000000      10000000
200006              10119400      10170251      10170251      10057916
200009               9147581       8912191       9158431       9252293
200012               8033080       7730408       8110933       9009927
--------------------------------------------------------------------------------


                                           Total Returns          Final Value of
                                Period Ended December 31, 2000     a $10,000,000
                                ------------------------------        Investment
                                                     Since Inception
--------------------------------------------------------------------------------
Emerging Markets Stock Index Fund Institutional Shares*  -19.67%      $8,033,080
Average Emerging Markets Fund**                          -22.70        7,730,408
Select Emerging Markets Free Index***                    -18.89        8,110,933
MSCI EAFE Index                                          -10.42        9,009,927
--------------------------------------------------------------------------------
*Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.
**Derived from data provided by Lipper Inc.
***Consists of stocks that can be bought free of restrictions in 14 emerging markets of Europe, Asia, Africa, and Latin America.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
for Total International Stock Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                    April 29, 1996-December 31, 2000
[CHART]

               TOTAL INTERNATIONAL STOCK        TOTAL INTERNATIONAL
               INDEX FUND                       COMPOSITE INDEX*
1996 -              0.6                                0.1
1997 -             -0.8                               -0.8
1998 -             15.6                               15.9
1999 -             29.9                               28.1
2000 -            -15.6                              -15.6

See Financial Highlights table on page 41 for dividend and capital gains information since inception.
*Consists of the MSCI EAFE Index plus the Select Emerging Markets Free Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                          April 29, 1996-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000

               TOTAL       AVERAGE         TOTAL     MSCI EAFE
DATE           INT'L         INT'L         INT'L         INDEX
4/30/2000      10000         10000         10000         10000
199606          9942         10028          9925          9866
199609          9912          9971          9897          9862
199612         10055         10353         10056         10026
199703          9986         10487          9979          9876
199706         11235         11646         11221         11165
199709         11007         11780         11003         11094
199712          9978         10880          9979         10232
199803         11342         12477         11356         11745
199806         11201         12563         11234         11878
199809          9573         10531          9605         10197
199812         11534         12262         11563         12313
199903         11772         12449         11795         12493
199906         12267         13141         12298         12819
199909         12690         13474         12711         13390
199912         14985         16884         14816         15674
200003         14954         17013         14764         15666
200006         14355         16108         14175         15055
200009         13158         14896         12995         13849
200012         12645         14247         12499         13486
--------------------------------------------------------------------------------


                                Average Annual Total Returns         Final Value
                               Periods Ended December 31, 2000      of a $10,000
                               -------------------------------        Investment
                                         1 Year    Since Inception
--------------------------------------------------------------------------------
Total International Stock Index Fund*  -15.61%        5.15%              $12,645
Average International Fund**           -15.60         7.87                14,247
Total International Composite Index*** -15.64         4.89                12,499
MSCI EAFE Index                        -13.96         6.61                13,486
--------------------------------------------------------------------------------
*Performance figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
***Consists of the MSCI EAFE Index plus the Select Emerging Markets Free Index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Developed Markets Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                       May 8, 2000-December 31, 2000
[CHART]

            DEVELOPED MARKETS INDEX FUND      MSCI EAFE INDEX
2000 -                -7.8                          -7.2

See Financial Highlights table on page 42 for dividend information since inception.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                             May 8, 2000-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000

           DEVELOPED       AVERAGE     MSCI EAFE
DATE         MARKETS         INT'L         INDEX
5/9/2004       10000         10000         10000
200006         10340         10359         10310
200009          9500          9580          9484
200012          9222          9165          9279
--------------------------------------------------------------------------------


                                             Total Returns           Final Value
                                 Period Ended December 31, 2000     of a $10,000
                                 ------------------------------       Investment
                                         Since Inception
--------------------------------------------------------------------------------
Developed Markets Index Fund*               -7.78%                      $9,222
Average International Fund**                -8.35                        9,165
MSCI EAFE Index                             -7.21                        9,279
--------------------------------------------------------------------------------
*Performance figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
for Institutional Developed Markets Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      June 1, 2000-December 31, 2000
[CHART]

        INSTITUTIONAL DEVELOPED MARKETS INDEX FUND         MSCI EAFE INDEX
2000 -                -8.4                                      -6.8

See Financial Highlights table on page 42 for dividend information since inception.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                            June 1, 2000-December 31, 2000
[CHART]

INITIAL INVESTMENT OF $10,000,000

                    INSTITUTIONAL          AVERAGE            MSCI
                    DEVELOPED              INT'L              EAFE
DATE                MARKETS                FUND               INDEX
6/2/2004            10000000               10000000           10000000
200006              10270000               10270000           10409312
200009               9430000                9497696            9575543
200012               9161513                9058140            9324710
--------------------------------------------------------------------------------


                                       Total Returns              Final Value of
                           Period Ended December 31, 2000          a $10,000,000
                           ------------------------------             Investment

                                                Since Inception
--------------------------------------------------------------------------------
Institutional Developed Markets Index Fund           -8.38%          $9,161,513
Average International Fund*                          -9.42            9,058,140
MSCI EAFE Index                                      -6.75            9,324,710
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

A REPORT
on Your Fund's After-Tax Returns

This table presents pre-tax and after-tax returns for your fund and an appropriate peer group of mutual funds. The after-tax returns represent the fund's past results only and should not be used to predict future tax efficiency.

     If you own the fund in a tax-deferred account such as an individual retirement account or a 401(k), this information does not apply to you. Such accounts are not subject to current taxes. Income taxes can have a considerable impact on a fund's return. The fund's after-tax return, which accounts for taxes on distributions of capital gains and income dividends, is an important measure of the return that many investors actually received.

PRE-TAX AND AFTER-TAX                            Periods Ended December 31, 2000
 AVERAGE ANNUAL TOTAL RETURNS

                                                  One Year             Five Years*         Ten Years**
                                             --------------------------------------------------------------
                                              Pre-Tax  After-Tax   Pre-Tax  After-Tax   Pre-Tax   After-Tax

European Stock Index Fund                      -8.2%     -8.8%      15.8%     14.8%      13.8%      12.8%
Average Europe Stock Fund***                   -6.6      -8.7       15.5      12.9       12.1       10.1
-----------------------------------------------------------------------------------------------------------
Pacific Stock Index Fund                      -25.7%    -26.1%     -3.9%      -4.3%      1.5%       1.1%
Average Japan Stock FundY                     -35.1     -36.8      -1.5       -3.2      -1.1       -1.7
-----------------------------------------------------------------------------------------------------------
Emerging Markets Stock Index Fund             -27.6%    -28.2%     -1.6%      -2.5%      0.3%      -0.6%
Average Diversified Emerging Markets Fund***  -31.1     -31.5      -2.1       -2.5        --         --
-----------------------------------------------------------------------------------------------------------
Total International Stock Index Fund          -15.6%    -16.2%      5.2%      4.4%        --         --
Average Foreign Stock Fund***                 -15.7     -17.7        --       --          --         --
-----------------------------------------------------------------------------------------------------------

*For Vanguard Total International Stock Index Fund, returns are annualized since inception on April 29, 1996.
**For Vanguard Emerging Markets Stock Index Fund, returns are annualized since inception on May 4, 1994.
***Based on data from Morningstar, Inc.
--------------------------------------------------------------------------------

     The after-tax return calculations use the top federal income tax rates in effect at the time of each distribution. The tax burden would be less, and the after-tax return higher, for lower tax brackets.

     Many interrelated factors affect how tax-friendly a fund may be, so it is very difficult to predict tax efficiency. A fund's tax efficiency can be influenced by its turnover rate, the types of securities it holds, its accounting practices, and the net cash flow it receives. Finally, it's important to understand that our calculation does not reflect the tax effect of your own investment activities. You may incur additional capital gains taxes if you decide to sell all or some of your shares.

--------------------------------------------------------------------------------
A  Note  About  Our   Calculations:   Pre-tax  total  returns  assume  that  all
distributions received (income dividends, short-term capital gains, and long-term capital gains) are reinvested in new shares, while our after-tax returns assume that distributions are reduced by any taxes owed on them before reinvestment. When calculating the taxes due, we used the highest individual federal income tax rates at the time of the distributions. Those rates are currently 39.6% for dividends and short-term capital gains and 20% for long-term capital gains. The calculation does not account for state and local income taxes, nor does it take into consideration any tax adjustments that a shareholder may claim for foreign taxes paid by the fund. The competitive group returns provided by Morningstar are calculated in a manner consistent with that used for Vanguard funds.

(C)2001 by Morningstar(R), Inc. All rights reserved. Average return information for comparative fund groups is proprietary information of Morningstar, Inc. It may not be copied or redistributed, and it may only be used for noncommercial, personal purposes. Morningstar does not warrant that this information is accurate, correct, complete, or timely, and Morningstar is not responsible for investment decisions, damages, or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc., has not consented to be considered or deemed an "expert" under the Securities Act of 1933.

FINANCIAL STATEMENTS
 December 31, 2000

The Statements of Net Assets--integral parts of the Financial Statements for each of the Vanguard International Stock Index Funds, are included as an insert to this report (except for the European Stock Fund, whose Statement of Net Assets is provided below).

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EUROPEAN STOCK INDEX FUND                           Shares               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%) (1)
--------------------------------------------------------------------------------
AUSTRIA (0.3%)
 BA Holding AG                                     108,169   $            5,951
 Oesterreichische
  Elektrizitaetswirtschafts AG
  Class A                                           28,725                2,913
OMV AG                                              24,785                1,920
EA-Generali AG                                       7,474                1,284
Wienerberger
 Baustoffindustrie AG                               67,767                1,217
Austria Tabak AG                                    20,311                1,126
Flughafen Wien AG                                   18,792                  711
BWT Best Water Technology AG                        17,320                  575
Mayr-Melnhof Karton AG                              10,306                  454
*(3)Telekom Austria AG                              78,950                  445
Oesterreichische Brau-
 Beteiligungs AG                                     9,557                  413
VA Technologies AG                                  12,374                  372
Boehler-Uddeholm AG                                 11,254                  365
Austrian Airlines AG                                29,501                  340

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
Lenzing AG                                           4,427   $              333
RHI AG                                              16,068                  317
                                                              ------------------
                                                                         18,736
                                                              ------------------
BELGIUM (1.3%)
(3)   Fortis AG B Shares                           666,549               21,652
(3)   Kredietbank NPV                              269,621               11,677
      Electrabel SA                                 50,404               11,395
      Groupe Bruxelles Lambert SA                   22,435                5,329
      UCB SA                                       133,448                4,946
*     Interbrew                                    140,000                4,879
      Solvay SA                                     76,971                4,292
      Agfa Gevaert NV                              123,510                2,944
(3)   Delhaize-Le Lion SA                           48,018                2,283
      Colruyt NV                                    38,373                1,693
      D'Ileteren SA                                  5,516                1,214
*(3)  Barco NV                                      14,655                1,099
      Bekaert NV                                    21,982                1,029
(3)   Union Miniere SA                              25,043                  940
      Compagnie Maritime Belge SA                   10,295                  773
      Glaverbel SA                                   8,149                  610
*(3)  BarcoNet NV                                   29,310                  239
                                                              ------------------
                                                                         76,994
                                                              ------------------

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EUROPEAN STOCK INDEX FUND                           Shares               (000)
--------------------------------------------------------------------------------
DENMARK (1.3%)
 Novo Nordisk A/S B Shares                          69,098   $           12,386
 Danske Bank A/S                                   655,740               11,795
 D/S 1912 B Shares                                     978                8,488
 Tele Danmark A/S                                  203,745                8,304
 D/S Svendborg B Shares                                679                7,943
 Vestas Wind Systems AS                             96,150                5,201
 William Demant A/S                                 69,265                3,180
*ISS A/S                                            37,413                2,546
*Group 4 Falck A/S                                  18,894                2,519
 Danisco A/S                                        54,513                2,242
*Carlsberg A/S A Shares                             37,352                2,067
*Carlsberg A/S B Shares                             23,536                1,386
*(3)Novozymes A/S                                   67,098                1,342
 (3)NKT Holding A/S                                  4,984                1,161
 FLS Industries A/S B Shares                        44,850                  643
*Topdanmark A/S                                     32,239                  641
*(3)NavisionDamgaard A/S                            31,176                  557
 Bang & Olufsen Holding A/S
  B Shares                                          14,587                  528
*East Asiatic Co. A/S                               21,794                  472
 SAS Danmark A/S                                    39,284                  403
*(3)I-data International A/S                         6,192                  397
                                                              ------------------
                                                                         74,201
                                                              ------------------
FINLAND (3.9%)
 Nokia Oyj                                       4,307,344              192,087
 Sonera Oyj                                        694,754               12,589
 UPM-Kymmene Oyj                                   238,152                8,172
 (3)Sampo Leonia Insurance
     A Shares                                       54,388                2,936
 Tieto Corp. B Shares                               75,700                2,153
 Metso Oyj                                         121,574                1,358
 Kone Corp. Oyj B Shares                            18,701                1,308
 (3)Hartwall Oyj Abp                                62,571                1,204
 (3)Pohjola Group Insurance                         25,834                1,140
 Fortum Oyj                                        221,964                  906
 Kesko Oyj                                          86,245                  870
 Orion-Yhtyma Oyj B Shares                          38,444                  859
 Outokumpu Oyj A Shares                            112,629                  851
 *Stonesoft Oyj                                     48,786                  704
 Metra Oyj B Shares                                 36,040                  667
 Pohjola Group Insurance Corp.                      13,919                  608
 Kemira Oyj                                        113,066                  573
 Amer Group Ltd.                                    21,306                  560
 Uponor Oyj                                         31,205                  549
 Instrumentarium Corp.                              22,173                  437
 Orion-Yhtyma Oyj A Shares                          18,896                  426
 Rautaruuki Oyj                                    115,965                  416
 Finnlines Oyj                                      16,979                  287
 Raisio Group PLC                                  147,711                  272
 Stockmann AB Oyj A Shares                          24,076                  257
 (3)Stockmann AB Oyj B Shares                       26,078                  255
 Wartsila Oyj A Shares                              12,233                  224
                                                              ------------------
                                                                        232,668
                                                              ------------------

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
FRANCE (16.2%)
 Total Fina Elf                                    682,375   $          101,478
 (3)France Telecom SA                              941,512               81,278
 Alcatel                                         1,113,149               63,227
 (3)Aventis SA                                     716,164               62,867
 L'Oreal SA                                        620,766               53,210
 (3)AXA                                            363,410               52,543
*(3)Vivendi Universal S                            720,060               47,389
 Sanofi-Synthelabo SA                              671,662               44,772
 (3)Carrefour SA                                   641,157               40,270
  BNP Paribas                                      411,847               36,153
 (3)STMicroelectronics NV                          813,962               35,535
 Suez Lyonnaise des Eaux                           183,033               33,423
 (3)LVMH Louis Vuitton
    Moet Hennessy                                  449,823               29,773
 Societe Generale Class A                          388,671               24,157
 (3)Pinault-Printemps-Redoute SA                   109,020               23,429
 Groupe Danone                                     136,848               20,634
 Cap Gemini SA                                     113,947               18,379
 Vivendi Universal SA ADR                          272,160               17,775
 (3)Bouygues SA                                    305,055               13,819
 L'Air Liquide SA (Registered)                      83,685               12,484
 Cie. de St. Gobain SA                              78,938               12,399
 Schneider Electric SA                             142,684               10,409
 PSA Peugeot Citroen SA                             41,802                9,509
 Lafarge SA                                         99,306                8,326
 (3)Etablissements Economiques
    du Casino Guichard-
    Perrachon SA                                    79,409                8,007
 Accor SA                                          181,885                7,684
 Thales Ex Thomson CSF                             154,268                7,394
 Lagardere SCA                                     125,916                7,306
 (3)Dassault Systemes SA                           104,147                7,138
 Sodexho Alliance SA                                31,520                5,839
 (3)Sagem SA                                        35,158                4,700
 Compagnie Generale des
   Etablissements Michelin SA
   B Shares                                        123,857                4,483
 Vinci                                              72,060                4,431
 Publicis Groupe SA                                126,258                4,266
 Pernod Ricard SA                                   52,367                3,614
 Valeo SA                                           76,455                3,414
 Pechiney SA A Shares                               74,471                3,404
 Essilor International SA                            9,836                3,209
 (3)Usinor Sacilor SA                              221,854                2,929
 Eurafrance                                          3,863                2,807
 Union du Credit-Bail Immobilier
   (Bearer)                                         14,191                2,261
 (3)Coflexip SA                                     17,274                2,196
 Eridania Beghin-Say SA                             24,387                2,120
 Cie. Francaise d'Etudes
    et de Construction SA                           14,421                2,093
 Societe BIC SA                                     51,306                2,018
 Gecina                                             18,527                1,774

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Simco SA                                           24,393   $            1,686
 Imerys                                             14,587                1,657
 (3)Sidel SA                                        31,615                1,437
 (3)Club Mediterranee SA                            16,200                1,383
 (3)Zodiac SA                                        4,650                1,283
 Etablissements Economiques du
   Casino Guichard-Perrachon
   SA Pfd.                                          15,467                1,009
 Groupe SEB SA                                      14,263                  776
*(3)Alcatel Optronics                               16,950                  748
                                                              ------------------
                                                                        956,304
                                                              ------------------
GERMANY (12.3%)
 Allianz AG                                        225,073               84,228
 (3)Deutsche Telekom AG                          2,789,512               84,068
 Siemens AG                                        546,645               71,440
 Muenchener
  Rueckversicherungs-
  Gesellschaft AG
  (Registered)                                     162,536               58,148
 (3)Deutsche Bank AG                               564,020               47,398
 E.On AG                                           690,032               41,980
 Bayer AG                                          670,117               35,150
 BASF AG                                           569,895               25,773
 (3)DaimlerChrysler AG
   (Registered)                                    593,227               24,918
 (3)Bayerische Hypo-und
    Vereinsbank AG                                 386,883               21,902
 Dresdner Bank AG                                  477,872               20,840
*RWE AG                                            459,070               20,602
 SAP AG                                            168,285               19,560
 SAP AG Pfd.                                       120,270               16,915
 (3)Volkswagen AG                                  286,933               15,002
 DaimlerChrysler AG                                327,337               13,486
 Metro AG                                          278,419               13,017
 Schering AG                                       184,833               10,499
 Deutsche Lufthansa AG New                         351,311                9,054
 Beiersdorf AG                                      78,225                8,115
 ThyssenKrupp AG                                   472,655                7,322
 Fresenius Medical Care AG                          86,654                7,078
 Merck KGaA                                        159,901                7,056
 Preussag AG                                       175,594                6,332
 Linde AG                                          110,291                5,353
*EPCOS AG                                           60,195                5,228
*Qiagen NV                                         128,958                4,685
*ProSieben Sat.1 Media AG                          142,491                4,214
 Karstadt Quelle AG                                110,781                3,422
 Volkswagen AG Pfd.                                 95,279                2,916
 Man AG                                            105,938                2,695
 (3)Adidas-Salomon AG                               42,818                2,653
 Heidelberger Zement AG                             58,038                2,643
 (3)Gehe AG                                         67,754                2,592
 (3)WCM Beteiligungs-und
    Grundbesitz AG                                 167,259                2,512
*(3)RWE AG Pfd.                                     76,944                2,496


--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 (3)Continental AG                                 119,690   $            1,899
 Hugo Boss AG Pfd.                                   6,384                1,708
 Hochtief AG                                        63,531                1,247
 Buderus AG                                         59,058                1,236
 Douglas Holding AG                                 33,152                1,214
 SGL Carbon AG                                      19,684                1,050
*Metro AG Ord Interi                                21,676                  967
 (3)Kamps AG                                        76,724                  814
*(3)D. Logistics AG                                 18,277                  806
 Man AG Pfd.                                        37,644                  749
*EM.TV & Merchandising AG                          135,238                  745
 Dyckerhoff AG Pfd.                                 37,102                  660
 Bilfinger & Berger Bau AG                          31,153                  380
 Fag Kugelfischer Georg
  Schaefer AG                                       48,980                  336
                                                              ------------------
                                                                        725,103
                                                              ------------------

IRELAND (0.9%)
*Elan Corp. PLC                                    243,600               11,847
 Allied Irish Banks                                805,536                9,340
 CRH PLC                                           378,340                7,040
 Eircom PLC                                      2,055,690                5,211
*Ryanair Holdings PLC                              321,760                3,474
 Irish Life & Permanent PLC                        273,133                3,385
 Kerry Group PLC A Shares                          168,357                2,173
*Elan Corp. PLC ADR                                 45,229                2,117
 Jefferson Smurfit Group PLC                     1,001,428                1,974
 Independent News &
  Media PLC                                        470,868                1,282
*Iona Technologies PLC                              15,800                1,142
 DCC PLC                                            83,852                  897
 Waterford Wedgewood PLC                           619,439                  727
 Greencore Group PLC                               167,404                  440
*Iona Technologies PLC ADR                           3,389                  227
 Jurys Hotel Group PLC                              48,362                  410
                                                              ------------------
                                                                         51,686
                                                              ------------------

ITALY (6.7%)
 Telecom Italia Mobile SpA                       7,545,465               60,214
 (3)Ente Nazionale
    Idrocarburi SpA                              7,350,871               46,929
 Assicurazioni Generali SpA                      1,152,223               45,759
 Telecom Italia SpA                              3,384,611               37,433
 (3)Enel SpA                                     6,672,050               25,933
 Unicredito Italiano SpA                         4,595,951               24,034
 (3)Banco Intesa SpA                             4,613,460               22,176
 (3)San Paolo-IMI SpA                            1,289,946               20,855
 (3)Mediaset SpA                                 1,091,393               13,023
 (3)Riunione Adriatica di
    Sicurta SpA                                    657,753               10,257
 (3)Bipop-Carire SPA                             1,519,911                9,917
 Fiat SpA                                          340,569                8,396
 Autostrade-Concessioni e
  Costruzioni Autostrade SpA                     1,083,255                7,170
 (3)Mediobanca Banca Di
    Credito Finanziaria SpA                        546,250                6,195

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EUROPEAN STOCK INDEX FUND                           Shares               (000)
--------------------------------------------------------------------------------
 (3)Pirelli SpA                                  1,715,435   $            6,104
 (3)Banca di Roma SpA                            4,938,150                5,359
 Telecom Italia SpA Risp.                          841,364                5,055
 (3)Benetton Group SpA                           1,679,188                3,500
 Bulgari SpA                                       271,755                3,342
 Italgas SpA                                       326,324                3,263
 (3)Autogrill SpA                                  237,516                2,921
 Gruppo Editoriale
   L'Espresso SpA                                  316,075                2,736
*(3)Alitalia SpA                                 1,421,717                2,556
 (3)Parmalat Finanziaria SpA                     1,407,280                2,279
*(3)Tiscali SpA                                    133,661                2,265
 Mondadori (Arnoldo)
   Editore SpA                                     241,126                2,241
 Banca Intesa SpA
  Non-Convertible Risp.                            715,794                2,070
 La Rinascente SpA                                 292,785                1,729
 (3)Fiat SpA Pfd.                                   91,575                1,539
 (3)Italcementi SpA                                172,854                1,446
 Banco Popolare di Milano SpA                      243,508                1,212
 (3)Societa Assicuratrice
   Industriale SpA                                  60,723                1,203
 Snia SpA                                          528,544                1,141
 Fiat SpA Risp.                                     69,357                1,002
 Cementir SpA                                      300,271                  427
 (3)Impregilo SpA                                  769,009                  419
 Italcementi Risp. SpA                              85,950                  343
 La Rinascente SpA Risp.                            89,995                  335
 Pirelli SpA Risp.                                  91,801                  293
 Societa Assicuratrice
   Industriale Risp. SpA                            24,437                  218
                                                              ------------------
                                                                        393,289
                                                              ------------------
NETHERLANDS (8.0%)
 Royal Dutch Petroleum Co.                       1,970,473              120,729
 ING Groep NV                                      897,354               71,678
 Aegon NV                                        1,077,266               44,562
 Koninklijke (Royal)
  Philips Electronics NV                         1,177,209               43,126
 Unilever NV                                       525,537               33,255
 ABN-AMRO Holding NV                             1,385,652               31,508
 Koninklijke Ahold NV                              711,705               22,959
 Heineken NV                                       290,940               17,604
 Akzo Nobel NV                                     265,992               14,284
 Koninklijke KPN NV                              1,102,760               12,693
 TNT Post Group NV                                 446,900               10,808
 Elsevier NV                                       671,475                9,872
*(3)ASM Lithography
  Holdings NV                                      385,212                8,748
 Wolters Kluwer NV                                 262,210                7,149
 Aegon NV ARS                                      162,949                6,752
 Buhrmann NV                                        95,069                2,548
 Hagemeyer NV                                       99,241                2,213
 Getronics NV                                      316,115                1,858

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Oce NV                                             76,999   $            1,229
 Vedior NV                                          99,322                1,198
 IHC Caland NV                                      24,742                1,161
*KLM Royal Dutch Airlines NV                        48,762                1,122
 (3)Royal Vendex KBB NV                             81,072                1,063
 Koninklijke Vopak NV                               48,051                1,011
                                                              ------------------
                                                                        469,130
                                                              ------------------
NORWAY (0.6%)
 Norsk Hydro ASA                                   244,292               10,333
 DNB Holding ASA                                   735,394                3,961
 Orkla ASA                                         199,419                3,935
(3)Tomra Systems ASA                               161,910                3,140
*Telenor A/S                                       486,382                2,118
 Storebrand ASA                                    244,430                1,732
*Petro Geo-Services ASA                             96,418                1,268
 Norske Skogindustrier ASA
  A Shares                                          30,057                1,265
*Frontline Ltd.                                     73,087                  986
 Schibsted ASA                                      64,488                  793
 Bergesen D.Y. ASA A Shares                         49,389                  773
*Opticom ASA                                        10,471                  665
 Elkem ASA                                          41,426                  662
*Kvaerner ASA                                       93,044                  659
*Merkantildata ASA                                 164,771                  641
 (3)Nera ASA                                       108,709                  475
 Norske Skogindustrier ASA
  B Shares                                          13,661                  452
*Tandberg ASA                                       48,356                  444
 (3)SAS Norge ASA B Shares                          40,804                  433
 Smedvig ASA A Shares                               44,344                  422
 Bergesen D.Y. ASA B Shares                         26,906                  387
 Hafslund ASA A Shares                              74,258                  371
 Smedvig ASA B Shares                               39,140                  315
 Hafslund ASA B Shares                              38,454                  109
                                                              ------------------
                                                                         36,339
                                                              ------------------
PORTUGAL (0.7%)
 Electricidade de Portugal SA                    3,030,315               10,014
 Portugal Telecom SGPS SA                        1,069,288                9,778
 Banco Comercial
  Portugues SA                                   1,384,715                7,345
 Cimpor-Cimento de
  Portugal SA                                      118,350                2,956
 Banco Espirito Santo SA                           175,225                2,945
 Banco Comercial Portugues SA
  8.00% Cvt. Pfd.                                   27,639                2,709
 Brisa-Auto Estradas de
  Portugal SA                                      265,409                2,367
 BPI-SGPS SA                                       527,008                1,653
*Sonae SGPS SA New Shares                        1,199,580                1,318
 Jeronimo Martins & Filho,
  SGPS, SA                                          90,148                  931
 Sonae SGPS SA                                     806,804                  909

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Portucel Industrial-Empresa
  Productora de Cellulosa SA                       111,970                  762
*Impresa-Sociedade Gestora de
  Participacoes SA                                  24,648                  149
                                                              ------------------
                                                                         43,836
                                                              ------------------

SPAIN (4.1%)
*(3)Telefonica SA                                3,475,179               57,423
 (3)Banco Santander
  Central Hispano SA                             4,148,557               44,401
 (3)Banco Bilbao Vizcaya
   Argentaria SA                                 2,895,211               43,083
 Repsol-YPF SA                                   1,117,673               17,860
 Endesa SA                                         969,085               16,513
 (3)Iberdrola SA                                   831,744               10,425
*Telefonica SA ADR                                 169,322                8,466
 (3)Gas Natural SDG SA                             411,515                7,495
 Union Electrica Fenosa SA                         283,257                5,199
 Altadis SA                                        292,126                4,525
 Autopista Concesionaria
  Espanola SA                                      251,529                2,199
 (3)Zeltia SA                                      182,641                2,135
 Fomento de Construc y
  Contra SA                                        110,123                2,088
 Grupo Dragados SA                                 165,042                1,797
 Acerinox SA                                        53,681                1,638
 (3)Sol Melia SA                                   155,169                1,604
 Sociedad General de
  Aguas de Barcelona SA                            128,867                1,574
 ACS, Actividades de
  Construccion y Servicios, SA                      58,667                1,382
 Zardoya Otis SA                                   130,557                1,146
 Corporacion Mapfre SA                              59,010                1,125
 Vallehermoso SA                                   123,858                  754
 Azucarera Ebro Agricolas SA                        62,364                  711
 Metrovacesa SA                                     44,457                  644
 Prosegur Cia de Seguridad SA
  (Registered)                                      53,578                  604
 Cortefiel, SA                                      34,831                  579
 Portland Valderrivas SA                            25,620                  491
*(3)TelePizza, SA                                  202,793                  480
*Zeltia SA Bonus
  Rights Exp. 1/2/2001                             141,841                  410
 Immobiliaria Urbis SA                              85,951                  384
 Grupo Empresarial Ence SA                          23,273                  380
*Puleva SA                                         253,169                  345
 Fabrica Espanola de
  Productos Quimicos y
  Farmaceuticos, SA                                 25,175                  305
 Asturiana de Zinc, SA                              31,013                  271
 Uralita SA                                         46,699                  267
 Viscofan Industria Navarra de
  Envolturas Celulosicas SA                         49,788                  213
                                                              ------------------
                                                                        238,916
                                                              ------------------

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
SWEDEN (3.7%)
 Telefonaktiebolaget
  LM Ericsson AB Class B                         7,259,707   $           82,711
 Nordic Baltic Holding
  (NBH) AB                                       2,735,576               20,729
 (3)Skandia Forsakrings AB                         938,558               15,269
 (3)Hennes & Mauritz AB
   B Shares                                        760,394               11,766
 Svenska Handelsbanken AB
   A Shares                                        593,980               10,167
 (3)Skandinaviska Eeskilda
    Banken AB A Shares                             653,779                7,206
*(3)Telia AB                                     1,400,138                7,197
 Assa Abloy AB                                     319,297                6,243
 Securitas AB B Shares                             333,082                6,178
*Sandvik AB                                        238,021                5,726
*NetCom AB B Shares                                136,198                5,658
 (3)Volvo AB B Shares                              281,625                4,671
 Svenska Cellulosa AB
   B Shares                                        209,824                4,459
 Electrolux AB Series B                            339,595                4,409
 Skanska AB B Shares                               104,108                4,303
 (3)Atlas Copco AB A Shares                        130,169                2,849
 Volvo AB A Shares                                 126,803                2,083
 (3)OM Gruppen AB                                   77,271                1,908
 Assidoman AB                                       87,923                1,770
 Gambro AB                                         234,632                1,703
 (3)WM-Data AB Class B                             336,040                1,613
*Modern Times Group MTG AB                          58,624                1,553
 Swedish Match AB                                  374,854                1,462
 Drott AB B Shares                                 102,418                1,411
 Atlas Copco AB B Shares                            63,561                1,330
 Svenska Handelsbanken AB
   B Shares                                         69,296                1,175
 (3)SKF AB B Shares                                 58,288                  880
 Trelleborg AB B Shares                            103,199                  744
 Svenskt Stal AB A Shares                           74,214                  708
 SKF AB A Shares                                    45,201                  630
 Gambro AB B Shares                                 84,897                  607
 SAPA AB                                            31,322                  458
Svenskt Stal AB                                     29,319                  266
                                                              ------------------
                                                                        219,842
                                                              ------------------

SWITZERLAND (10.1%)
 Novartis AG (Registered)                           66,280              117,181
 Nestle SA (Registered)                             36,239               84,532
 Roche Holding AG                                    6,431               65,520
 UBS AG (Registered)                               395,716               64,589
 (3)Credit Suisse Group AG
   (Registered)                                    275,309               52,327
*(3)Zurich Financial Services AG                    77,141               46,508
 Schweizerische
  Rueckversicherungs-
  Gesellschaft                                      13,183               31,605

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EUROPEAN STOCK INDEX FUND                           Shares               (000)
--------------------------------------------------------------------------------
 (3)ABB Ltd.                                       275,749   $           29,396
 Roche Holding AG (Bearer)                           1,484               18,407
 Swisscom AG                                        68,251               17,752
 Adecco SA (Bearer)                                 16,345               10,288
 Holderbank Financiere Glarus
   AG (Bearer)                                       5,148                6,195
*Syngenta AG                                       109,052                5,855
*Kudelski SA                                         4,579                5,086
 The Swatch Group AG (Bearer)                        3,108                3,884
 The Swatch Group AG
  (Registered)                                      13,662                3,566
 Lonza AG                                            6,024                3,502
 (3)Holderbank Financiere Glarus
  AG (Registered)                                    9,413                3,079
*Unaxis Holding AG                                  11,982                2,699
 Sulzer AG (Registered)                              3,273                2,361
*Givaudan                                            8,152                2,156
 UBS AG                                             11,790                1,927
 Sairgroup                                          11,624                1,854
 SGS Societe Generale de
  Surveillance Holding SA
  (Bearer)                                             982                1,424
 Charles Voegele Holding AG                          8,131                1,204
 Kuoni Reisen Holding AG
  (Registered)                                       2,718                1,174
 Schindler Holding AG
  (Registered)                                         718                1,129
 Publigroupe SA                                      2,195                1,057
*Logitech International SA                           3,711                  939
 Georg Fischer AG (Registered)                       3,198                  908
 Schindler Holding AG (Ptg. Ctf.)                      533                  823
 Valora Holding AG                                   3,697                  791
 Grands Magasins Jelmoli SA
  (Bearer)                                             476                  705
 SGS Societe Generale de
  Surveillance Holding SA
  (Registered)                                       2,244                  692
 Forbo Holding AG (Registered)                       1,398                  630
*Ascom Holding AG                                    6,836                  447
 Grands Magasins Jelmoli SA
  (Registered)                                         771                  238
                                                              ------------------
                                                                        592,430
                                                              ------------------

UNITED KINGDOM (29.7%)
 Vodafone Group PLC                             44,778,808              164,217
*GlaxoSmithKline PLC                             5,721,201              161,526
 BP Amoco PLC                                   17,324,557              139,749
 HSBC Holdings PLC                               8,481,180              124,792
 AstraZeneca Group PLC                           1,622,193               81,784
 Royal Bank of Scotland
  Group PLC                                      2,452,942               57,968
 Lloyds TSB Group PLC                            5,054,447               53,456
 British Telecommunications
  PLC                                            6,024,098               51,473
 Barclays PLC                                    1,522,660               47,129

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Vodafone Group PLC ADR                          1,177,400               42,166
 Diageo PLC                                      3,151,175               35,304
 CGNU PLC                                        2,066,352               33,398
 Prudential PLC                                  1,819,741               29,276
*British Sky Broadcasting
  Group PLC                                      1,698,285               28,439
 BP Amoco PLC ADR                                  575,360               27,545
 Marconi PLC                                     2,539,499               27,275
 Tesco PLC                                       6,297,774               25,659
 Abbey National PLC                              1,307,068               23,801
 Unilever PLC                                    2,671,933               22,870
*Granada Compass PLC                             2,051,853               22,329
 Reuters Group PLC                               1,310,580               22,181
 Halifax PLC                                     2,064,387               20,461
 Pearson PLC                                       736,081               17,483
 Rio Tinto PLC                                     976,990               17,192
 Bae Systems PLC                                 2,754,173               15,716
 British American
  Tobacco PLC                                    1,999,164               15,223
 Centrica PLC                                    3,674,176               14,229
 Legal & General Group PLC                       4,727,528               13,029
 Amvesco PLC                                       634,441               13,022
 Cadbury Schweppes PLC                           1,866,217               12,907
 BG Group PLC                                    3,216,906               12,590
 National Grid Group PLC                         1,356,913               12,334
 Reed International PLC                          1,154,765               12,075
 Logica PLC                                        406,391               10,624
 J. Sainsbury PLC                                1,768,403               10,487
 3i Group PLC                                      559,367               10,345
 Kingfisher PLC                                  1,265,769                9,412
 Hays PLC                                        1,586,802                9,150
 BAA PLC                                           962,295                8,884
 Bass PLC                                          799,231                8,704
 ScottishPower PLC                               1,073,695                8,485
 WPP Group PLC                                     602,933                7,854
 Invensys PLC                                    3,207,658                7,499
 Boots Co. PLC                                     822,731                7,485
 CMG PLC                                           551,812                7,378
 Marks & Spencer PLC                             2,630,179                7,308
 Great Universal Stores PLC                        923,194                7,247
*Lattice Group PLC                               3,204,785                7,229
 GKN PLC                                           658,168                6,951
*ARM Holdings PLC                                  905,658                6,846
 BOC Group PLC                                     449,501                6,829
 Rentokil Initial PLC                            1,966,708                6,786
 Railtrack Group PLC                               472,984                6,536
 Land Securities PLC                               485,538                6,111
 Smiths Group PLC                                  506,323                6,111
 EMI Group PLC                                     721,953                5,932
 New Dixons Group PLC                            1,760,441                5,891
 British Airways PLC                               987,470                5,760
 Imperial Chemical
  Industries PLC                                   668,310                5,511
 Schroders PLC                                     273,264                5,392

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 The Sage Group PLC                              1,166,866   $            5,347
 Misys PLC                                         530,355                5,229
 Carlton Communications PLC                        569,198                5,195
 United Utilities PLC                              512,763                5,094
 WPP Group PLC ADR                                  78,406                4,925
 Nycomed Amersham PLC                              584,749                4,870
*Canary Wharf Finance PLC                          650,480                4,737
 ScottishPower PLC ADR                             154,280                4,677
 Hanson PLC                                        674,918                4,628
 Capita Group PLC                                  604,813                4,517
*Celltech Group PLC                                250,612                4,429
 Hilton Group PLC                                1,393,974                4,352
 Electrocomponents PLC                             402,467                3,980
 Smith & Nephew PLC                                848,385                3,929
 Exel PLC                                          275,383                3,908
 International Power PLC                         1,037,625                3,891
 Blue Circle Industries PLC                        583,233                3,842
 Lasmo PLC                                       1,253,037                3,744
 Wolseley PLC                                      523,671                3,598
 British Land Co., PLC                             481,351                3,416
 Provident Financial PLC                           228,157                3,371
 Johnson Matthey PLC                               206,185                3,249
 Corus Group PLC                                 2,922,148                3,077
 The Peninsular & Oriental
  Steam Navigation Co.                             626,894                2,969
*P & O Princess Cruises PLC                        626,894                2,650
 Bunzl PLC                                         422,397                2,587
 Sema PLC                                          562,897                2,478
 Slough Estates PLC                                371,631                2,287
 BBA Group PLC                                     411,130                2,272
 RMC Group PLC                                     241,684                2,126
 AWG PLC                                           246,312                2,116
*BTG PLC                                            95,119                2,089
*Chubb PLC                                         833,641                1,968
 Pilkington PLC                                  1,150,762                1,908
 Hammerson PLC                                     261,796                1,811
 FKI PLC                                           531,114                1,745
 Psion PLC                                         388,984                1,665
 Tate & Lyle PLC                                   442,257                1,645
 Rank Group PLC                                    572,476                1,497
 Pace Micro Technology PLC                         204,851                1,392
 Airtours PLC                                      461,213                1,385
 Caradon PLC                                       442,846                1,323
 SSL International PLC                             172,661                1,290
 The Berkeley Group PLC                            112,629                1,264
 Stagecoach Holdings PLC                         1,263,312                1,246
 Rexam PLC                                         362,781                1,219
 IMI PLC                                           318,677                1,128
 De La Rue PLC                                     180,128                1,101
 Amec PLC                                          203,252                1,048
 Barratt Developments PLC                          210,704                  929
 Taylor Woodrow PLC                                339,633                  903
 Great Portland Estates PLC                        189,426                  826
 George Wimpey PLC                                 367,260                  823

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 London Bridge Software
  Holdings PLC                                     151,576   $              747
*Kidde PLC                                         672,741                  724
 Balfour Beatty PLC                                373,116                  663
*Eidos PLC                                          95,350                  306
                                                              ------------------
                                                                      1,751,480
                                                              ------------------

TOTAL COMMON STOCKS
 (Cost $4,276,956)                                                    5,880,954
--------------------------------------------------------------------------------

                                                      Face
                                                    Amount
                                                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (8.3%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
 (2) 6.52%, 2/1/2001                                 $ 500                  497
 (2) 6.54%, 1/11/2001                                2,000                1,997
REPURCHASE AGREEMENT
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 6.10%, 1/2/2001--Note H                           488,630              488,630
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $491,124)                                                        491,124
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (108.1%)
 (Cost $4,768,080)                                                    6,372,078
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     71,044
Security Lending Collateral Payable to Brokers--Note H                 (488,630)
Other Liabilities                                                       (59,871)
                                                              ------------------
                                                                       (477,457)
                                                              ------------------
NET ASSETS (100%)                                                    $5,894,621
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 8.0%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2)Securities with an aggregate value of $2,494,000 have been segregated as initial margin for open futures contracts.
(3)All or part of security position is on loan to broker/dealers. See Note H in Notes to Financial Statements.
ADR--American Depositary Receipt.
ARS--American Registered Share.
(Ptg. Ctf.)--Participating Certificate.

                                                          AMOUNT
EUROPEAN STOCK INDEX FUND                                  (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                       $4,353,638
Overdistributed Net Investment Income--Note G             (4,098)
Accumulated Net Realized Losses--Note G                  (59,270)
Unrealized Appreciation
 (Depreciation)--Notes F and G
 Investment Securities                                 1,603,998
 Futures Contracts                                          (325)
 Foreign Currencies and
  Forward Currency Contracts                                 678
--------------------------------------------------------------------------------
NET ASSETS                                            $5,894,621
================================================================================

Investor Shares--Net Assets
Applicable to 215,905,634 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                            $5,610,906
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                          $25.99
================================================================================

Institutional Shares--Net Assets
Applicable to 10,916,705 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                              $283,715
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                     $25.99
================================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' Income Distributions Received from the other funds' net income have been reduced by their share of the other funds' expenses.

     This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period--these amounts include the effect of foreign currency movements on the value of a fund's securities. Currency gains (losses) on the translation of other assets and liabilities, combined with the results of any investments in forward currency contracts during the period, are shown separately. If a fund invested in futures contracts during the period, the results of these investments are also shown separately.


-------------------------------------------------------------------------------------------------------------------
                                                          EUROPEAN              PACIFIC            EMERGING
                                                          STOCK INDEX           STOCK INDEX        MARKETS
                                                          FUND                  FUND               STOCK INDEX FUND
-------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                           (000)                    (000)                (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends*                                             $108,272                 $ 22,927             $ 19,701
 Interest                                                  1,293                    1,128                3,239
 Security Lending                                          3,773                      615                  120
-------------------------------------------------------------------------------------------------------------------
   Total Income                                          113,338                   24,670               23,060
-------------------------------------------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
   Investment Advisory Services                               46                       43                   46
   Management and Administrative--Investor Shares         12,955                    7,093                3,737
   Management and Administrative--Institutional Shares       200                      153                   19
   Marketing and Distribution--Investor Shares               797                      277                  142
   Marketing and Distribution--Institutional Shares            8                        3                   --
Custodian Fees                                             2,820                    1,080                2,444
Auditing Fees                                                 11                        9                   10
Shareholders' Reports--Investor Shares                       164                       56                   43
Shareholders' Reports--Institutional Shares                   --                       --                   --
Trustees' Fees and Expenses                                    8                        3                    2
-------------------------------------------------------------------------------------------------------------------
   Total Expenses                                         17,009                    8,717                6,443
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     96,329                   15,953               16,617
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold                            (45,228)                  37,681               41,893
   Futures Contracts                                      (6,694)                  (3,296)                  --
   Foreign Currencies and Forward Currency Contracts      (5,080)                  (2,720)              (1,138)
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                 (57,002)                  31,665               40,755
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                (554,973)                (719,221)            (414,097)
   Futures Contracts                                      (1,492)                  (1,329)                  --
   Foreign Currencies and Forward Currency Contracts         771                     (236)                 123
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        (555,694)                (720,786)            (413,974)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           $(516,367)               $(673,168)           $(356,602)
===================================================================================================================
*Dividends are net of foreign withholding taxes of $7,178,000,  $2,121,000,  and
$1,378,000, respectively.


-------------------------------------------------------------------------------------------------------------------
                                                           TOTAL                                      INSTITUTIONAL
                                                   INTERNATIONAL                DEVELOPED                 DEVELOPED
                                                     STOCK INDEX            MARKETS INDEX             MARKETS INDEX
                                                            FUND                     FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                MAY 8* TO                JUNE 1* TO
                                                   DEC. 31, 2000            DEC. 31, 2000             DEC. 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                           (000)                    (000)                     (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Income Distributions Received                       $ 46,521                   $1,527                   $ 2,061
   Interest 343 37 61
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                            46,864                    1,564                     2,122
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Capital Gain Distributions Received                    2,954                       --                        --
   Investment Securities Sold                                --                        2                         8
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                  2,954                        2                         8
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENT SECURITIES                            (525,892)                  (7,840)                  (10,464)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                          $(476,074)                 $(6,274)                  $(8,334)
===================================================================================================================
*Inception.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. Distributions and Capital Share Transactions, are shown separately for each class of shares.

--------------------------------------------------------------------------------------------------------

                                                              EUROPEAN STOCK              PACIFIC STOCK
                                                              INDEX FUND                  INDEX FUND
--------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
                                                            2000       1999              2000       1999
                                                           (000)      (000)             (000)      (000)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                                   $ 96,329   $ 99,720          $ 15,953   $ 15,626
Realized Net Gain (Loss)                                 (57,002)    41,918            31,665     15,375
Change in Unrealized Appreciation (Depreciation)        (555,694)   712,190          (720,786)   738,333
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                              (516,367)   853,828          (673,168)   769,334
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                                         (89,427)  (103,284)           (25,002)  (18,206)
 Institutional Shares                                     (4,180)        --             (1,301)       --
Realized Capital Gain
 Investor Shares                                         (10,625)   (30,952)                --        --
 Institutional Shares                                         --         --                 --        --
--------------------------------------------------------------------------------------------------------
Total Distributions                                     (104,232)  (134,236)           (26,303)  (18,206)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES1
 Issued                                                1,362,782  1,625,077            757,512   937,319
 Issued in Lieu of Cash Distributions                     92,036    123,576             22,900    16,672
 Redeemed                                             (1,343,759)  (841,311)          (809,469) (211,622)
--------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)--Investor Shares                111,059    907,342            (29,057)  742,369
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES1
 Issued                                                  345,393         --            161,864        --
 Issued in Lieu of Cash Distributions                      3,957         --              1,301        --
 Redeemed                                                (51,429)        --            (36,471)       --
--------------------------------------------------------------------------------------------------------
Net Increase--Institutional Shares                       297,921         --            126,694        --
--------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                               (211,619) 1,626,934          (601,834) 1,493,497
--------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year                                     6,106,240  4,479,306         2,526,329  1,032,832
--------------------------------------------------------------------------------------------------------
 End of Year                                          $5,894,621 $6,106,240        $1,924,495 $2,526,329
========================================================================================================

1See Note I in Notes to Financial Statements for the corresponding numbers of shares issued and redeemed.

--------------------------------------------------------------------------------------------------------

                                                 EMERGING MARKETS                TOTAL INTERNATIONAL
                                                 STOCK INDEX FUND                STOCK INDEX FUND
--------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
                                                            2000      1999               2000      1999
                                                           (000)      (000)             (000)     (000)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                 $ 16,617   $ 20,534          $ 46,864  $ 36,952
  Realized Net Gain (Loss)                                40,755    (44,358)            2,954     7,734
  Change in Unrealized Appreciation (Depreciation)      (413,974)   418,174          (525,892)  491,852
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             (356,602)   394,350          (476,074)  536,538
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                        (22,021)   (23,915)          (47,616)  (36,705)
  Institutional Shares**                                    (457)        --                 --       --
Realized Capital Gain
  Investor Shares                                             --         --           (10,356)   (1,332)
  Institutional Shares**                                      --         --                --        --
--------------------------------------------------------------------------------------------------------
Total Distributions                                      (22,478)   (23,915)          (57,972)  (38,037)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES1
  Issued                                                 376,769    343,122         1,279,640   808,009
  Issued in Lieu of Cash Distributions                    20,345     22,320            53,767    35,237
  Redeemed*                                             (247,192)  (175,220)         (449,162) (147,650)
--------------------------------------------------------------------------------------------------------
Net Increase--Investor Shares                            149,922    190,222           884,245   695,596
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES1
  Issued                                                  23,776         --                --        --
  Issued in Lieu of Cash Distributions                       457         --                --        --
  Redeemed                                                    --         --                --        --
--------------------------------------------------------------------------------------------------------
  Net Increase--Institutional Shares**                    24,233         --                --        --
--------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                               (204,925)    560,657          350,199 1,194,097
--------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year                                    1,137,645    576,988         2,569,579 1,375,482
--------------------------------------------------------------------------------------------------------
  End of Year                                          $ 932,720 $1,137,645        $2,919,778$2,569,579
========================================================================================================

*Emerging Markets Stock Index Fund amounts are net of redemption fees of $1,228,000 and $1,092,000, respectively.
**The Total International Stock Index Fund does not offer institutional shares. 1See Note I in Notes to Financial Statements for the corresponding numbers of shares issued and redeemed.

--------------------------------------------------------------------------------------------------------

                                                             DEVELOPED          INSTITUTIONAL DEVELOPED
                                                         MARKETS INDEX FUND       MARKETS INDEX FUND
--------------------------------------------------------------------------------------------------------
                                                              MAY 8* TO               JUNE 1* TO
                                                            DEC. 31, 2000            DEC. 31, 2000
                                                               (000)                      (000)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                       $ 1,564                   $ 2,122
  Realized Net Gain                                                 2                         8
  Change in Unrealized Appreciation (Depreciation)             (7,840)                  (10,464)
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                    (6,274)                   (8,334)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                        (1,618)                   (2,119)
  Realized Capital Gain                                            --                        --
--------------------------------------------------------------------------------------------------------
  Total Distributions                                          (1,618)                   (2,119)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
  Issued                                                      115,156                   183,547
  Issued in Lieu of Cash Distributions                          1,481                     1,321
  Redeemed                                                     (9,987)                   (3,115)
--------------------------------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions                106,650                   181,753
--------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                      98,758                   171,300
--------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                              --                        --
--------------------------------------------------------------------------------------------------------
  End of Period                                              $ 98,758                  $171,300
========================================================================================================

*Inception.
1See Note I in Notes to Financial Statements for the corresponding numbers of shares issued and redeemed.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares; investment results for the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds include both income and capital gain distributions received from the other funds. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------------------------------
                                                           EUROPEAN STOCK INDEX FUND INVESTOR SHARES
                                                                    YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                 2000     1999      1998     1997      1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $28.82   $25.28    $20.13   $16.57    $14.02
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .335      .50       .41      .38       .34
  Net Realized and Unrealized Gain (Loss) on Investments   (2.692)    3.69      5.40     3.63      2.63
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations                         (2.357)    4.19      5.81     4.01      2.97
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.423)    (.50)     (.52)    (.37)     (.36)
  Distributions from Realized Capital Gains                 (.050)    (.15)     (.14)    (.08)     (.06)
--------------------------------------------------------------------------------------------------------
  Total Distributions                                       (.473)    (.65)     (.66)    (.45)     (.42)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $25.99   $28.82    $25.28   $20.13    $16.57
========================================================================================================
TOTAL RETURN*                                               -8.18%   16.62%    28.86%   24.23%    21.26%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                       $5,611   $6,106    $4,479   $2,432    $1,595
  Ratio of Total Expenses to Average Net Assets              0.29%    0.29%     0.29%    0.31%     0.35%
  Ratio of Net Investment Income to Average Net Assets       1.64%    1.99%     1.97%    2.19%     2.45%
  Portfolio Turnover Rate                                       8%       7%        7%       3%        4%
========================================================================================================

*Total return figures do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 1.0% from 1996 through 11/2/1997) or the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                                  EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES
                                                                      MAY 15* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $27.22
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                  .172
  Net Realized and Unrealized Gain (Loss) on Investments                (.965)
--------------------------------------------------------------------------------
Total from Investment Operations                                        (.793)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                  (.437)
  Distributions from Realized Capital Gains                                --
--------------------------------------------------------------------------------
  Total Distributions                                                   (.437)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $25.99
--------------------------------------------------------------------------------
TOTAL RETURN                                                            -2.89%
================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                   $284
  Ratio of Total Expenses to Average Net Assets                          0.20%**
  Ratio of Net Investment Income to Average Net Assets                   1.19%**
  Portfolio Turnover Rate                                                     8%
================================================================================
*Inception.
**Annualized.




--------------------------------------------------------------------------------------------------------
                                                            PACIFIC STOCK INDEX FUND INVESTOR SHARES
                                                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR               2000     1999    1998      1997      1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                       $12.22   $ 7.84   $7.72    $10.51    $11.50
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .077      .08    .085     .09      .10
  Net Realized and Unrealized Gain (Loss) on Investments (3.222)    4.39    .100   (2.79)   (1.00)
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      (3.145)    4.47    .185   (2.70)    (.90)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.125)    (.09)  (.065)   (.09)    (.09)
  Distributions from Realized Capital Gains                  --       --      --      --       --
--------------------------------------------------------------------------------------------------------
  Total Distributions                                     (.125)    (.09)  (.065)   (.09)    (.09)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $ 8.95   $12.22   $7.84  $ 7.72   $10.51
========================================================================================================
TOTAL RETURN*                                            -25.74%   57.05%   2.41% -25.67%   -7.82%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                     $1,823   $2,526  $1,033    $827     $978
  Ratio of Total Expenses to Average Net Assets            0.38%    0.37%  0.40%   0.35%    0.35%
  Ratio of Net Investment Income to Average Net Assets     0.68%    0.95%  1.17%   1.03%    0.89%
  Portfolio Turnover Rate                                    6%       6%      4%      8%       9%
========================================================================================================

*Total return figures do not reflect the transaction fee on purchases (0.5% from 1/1/1997 through 3/31/2000, 1.0% in 1996) or the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                                   PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES
                                                                      MAY 15* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.10
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                .052
  Net Realized and Unrealized Gain (Loss) on Investments             (2.071)
--------------------------------------------------------------------------------
  Total from Investment Operations                                     (2.019)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                (.131)
  Distributions from Realized Capital Gains                              --
--------------------------------------------------------------------------------
  Total Distributions                                                   (.131)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 8.95
================================================================================
TOTAL RETURN                                                         -18.19%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $102
  Ratio of Total Expenses to Average Net Assets                        0.29%**
  Ratio of Net Investment Income to Average Net Assets                 0.79%**
  Portfolio Turnover Rate                                                 6%
================================================================================
*Inception.
**Annualized.



-----------------------------------------------------------------------------------------------------------------
                                                          EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
                                                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                  2000      1999      1998       1997     1996
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                          $12.50    $ 7.91     $9.98     $12.28   $10.75
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .141       .24       .27        .24      .18
  Net Realized and Unrealized Gain (Loss) on Investments    (3.583)     4.62     (2.08)     (2.31)    1.52
-----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                          (3.442)     4.86     (1.81)     (2.07)    1.70
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.218)     (.27)     (.26)      (.23)    (.17)
  Distributions from Realized Capital Gains                     --        --        --         --       --
-----------------------------------------------------------------------------------------------------------------
  Total Distributions                                        (.218)     (.27)     (.26)      (.23)    (.17)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $ 8.84    $12.50     $7.91     $ 9.98   $12.28
=================================================================================================================
TOTAL RETURN*                                              -27.56%     61.57%   -18.12%    -16.82%   15.83%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                          $913    $1,138      $577       $660     $637
  Ratio of Total Expenses to Average Net Assets               0.59%     0.58%     0.61%      0.57%    0.60%
  Ratio of Net Investment Income to Average Net Assets        1.51%     2.55%     2.99%      1.96%    1.69%
  Portfolio Turnover Rate                                       40%       22%       22%        19%       1%
=================================================================================================================

*Total return figures do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1.0% from 11/3/1997 through 3/31/2000, 1.5% from 1/1/1997 through  11/2/1997,  2.0% in 1996),  the  transaction  fee on redemptions  (0.5%
beginning 4/1/2000, 1.0% through 3/31/2000), or the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                          EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES
                                                                    JUNE 22* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.16
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                 .021
  Net Realized and Unrealized Gain (Loss) on Investments              (2.126)
--------------------------------------------------------------------------------
  Total from Investment Operations                                    (2.105)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                 (.215)
  Distributions from Realized Capital Gains --
--------------------------------------------------------------------------------
  Total Distributions                                                  (.215)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 8.84
================================================================================
TOTAL RETURN**                                                        -18.86%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                   $19
  Ratio of Total Expenses to Average Net Assets                         0.45%***
  Ratio of Net Investment Income to Average Net Assets                  1.34%***
  Portfolio Turnover Rate                                                 40%
================================================================================
*Inception.
**Total return figures do not reflect the 0.5% transaction fee on purchases and redemptions.
***Annualized.


------------------------------------------------------------------------------------------------------------------

                                            TOTAL INTERNATIONAL STOCK INDEX FUND
                                             YEAR ENDED DECEMBER 31,
                                                                                                      APR. 29* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2000      1999      1998       1997    DEC. 31, 1996
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $14.31    $11.19    $ 9.87     $10.14          $10.26
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .20       .21       .21        .18            .150
  Capital Gain Distributions Received                          .01       .04       .02        .02            .015
  Net Realized and Unrealized Gain (Loss)on Investments      (2.44)     3.09      1.31       (.28)          (.110)
------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                           (2.23)    3.34       1.54       (.08)           .055
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.20)     (.21)     (.21)      (.17)          (.160)
  Distributions from Realized Capital Gains                   (.05)     (.01)     (.01)      (.02)          (.015)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                                         (.25)     (.22)     (.22)      (.19)          (.175)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $11.83    $14.31    $11.19     $ 9.87          $10.14
==================================================================================================================
TOTAL RETURN**                                              -15.61%    29.92%    15.60%     -0.77%           0.55%
==================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                      $2,920    $2,570    $1,375       $903            $280
  Ratio of Expenses to Average Net Assets--Note C                0%        0%        0%         0%              0%
  Ratio of Net Investment Income to Average Net Assets        1.68%     2.04%     2.18%      2.19%           1.51%***
  Portfolio Turnover Rate                                        3%        1%        2%         0%              0%
==================================================================================================================

*Inception.
**Total return figures do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 0.75% from 1/1/1997 through 11/2/1997, 1.0% in
1996) or the $10 annual account maintenance fee applied on balances under $10,000.
***Annualized.

--------------------------------------------------------------------------------
                                                    DEVELOPED MARKETS INDEX FUND
                                                                       MAY 8* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                 .15
  Capital Gain Distributions Received                                    --
  Net Realized and Unrealized Gain (Loss) on Investments               (.93)
--------------------------------------------------------------------------------
  Total from Investment Operations                                     (.78)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                 (.15)
  Distributions from Realized Capital Gains                              --
--------------------------------------------------------------------------------
  Total Distributions                                                  (.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 9.07
================================================================================
TOTAL RETURN**                                                        -7.78%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                  $99
  Ratio of Total Expenses to Average Net Assets--Note C                   0%
  Ratio of Net Investment Income to Average Net Assets                 1.66%***
  Portfolio Turnover Rate                                                 8%
================================================================================
*Inception.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
***Annualized.




--------------------------------------------------------------------------------
                                      INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
                                                                      JUNE 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                 .15
  Capital Gain Distributions Received                                    --
  Net Realized and Unrealized Gain (Loss) on Investments               (.99)
--------------------------------------------------------------------------------
  Total from Investment Operations                                     (.84)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                 (.15)
  Distributions from Realized Capital Gains                              --
--------------------------------------------------------------------------------
  Total Distributions                                                  (.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 9.01
================================================================================
TOTAL RETURN                                                          -8.38%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $171
  Ratio of Total Expenses to Average Net Assets--Note C                   0%
  Ratio of Net Investment Income to Average Net Assets                 1.74%**
  Portfolio Turnover Rate                                                 3%
================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard  International  Stock  Index  Funds  comprise  the  European,  Pacific,
Emerging Markets, and Total International Stock Index Funds, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The European, Pacific, and Emerging Markets Stock Index Funds each seek to match the performance of a distinct international market index by investing in common stocks. The Total International Stock Index Fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Markets and Institutional Developed Markets Index Funds seek to match the performance of their target index by investing in the European and Pacific Stock Index Funds. The funds' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of United States corporations.

     A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION:  European, Pacific, and Emerging Markets Stock Index
Funds: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value. Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     3. FUTURES AND FORWARD CURRENCY CONTRACTS: The European Stock Index Fund uses FTSE 100 Index futures contracts, and the Pacific Stock Index Fund uses Nikkei 300 Index futures contracts, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

The European and Pacific Stock Index Funds enter into forward currency contracts to maintain the same currency exposure as their respective indexes. The funds' risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

     Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     7. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid in capital.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Stock Index Funds at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2000, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
              Capital Contribution         Percentage              Percentage of
                       to Vanguard            of fund                 Vanguard's
Index Fund                   (000)         Net Assets             Capitalization
--------------------------------------------------------------------------------
European                    $1,080              0.02%                     1.1%
Pacific                        396              0.02                      0.4
Emerging Markets               173              0.02                      0.2
--------------------------------------------------------------------------------
The funds' trustees and officers are also directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the year ended December 31, 2000, were reimbursed by Vanguard.

D. Effective in May 2000, the European, Pacific, and Emerging Markets Stock Index Funds each offer two classes of shares, the Investor Shares and the
Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expense) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

E. During the year ended December 31, 2000, purchases and sales of investment securities other than temporary cash investments were:
--------------------------------------------------------------------------------
                                                                (000)
--------------------------------------------------------------------------------
Index Fund                                       Purchases            Sales
--------------------------------------------------------------------------------
European                                         $886,411           $447,650
Pacific                                           267,713            149,269
Emerging Markets                                  609,557            408,088
Total International                               917,179             93,456
Developed Markets                                 110,719              4,062
Institutional Developed Markets                   184,415              2,322
--------------------------------------------------------------------------------


F. At December 31, 2000, net unrealized appreciation (depreciation) of investment securities for federal income tax purposes was:
--------------------------------------------------------------------------------
                                                                (000)
--------------------------------------------------------------------------------
                                                                  Net Unrealized
                                 Appreciated        Depreciated     Appreciation
Index Fund                        Securities         Securities   (Depreciation)
--------------------------------------------------------------------------------
European*                         $1,882,634         $(281,835)     $1,600,799
Pacific*                             255,829          (396,936)       (141,107)
Emerging Markets*                    122,656          (327,503)       (204,847)
Total International                  230,596          (171,825)         58,771
Developed Markets                         --            (7,840)         (7,840)
Institutional Developed Markets           --           (10,464)        (10,464)
--------------------------------------------------------------------------------
*See Note G.

At December 31, 2000, the aggregate settlement value of open futures contracts and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                          (000)
--------------------------------------------------------------------------------
                                                   Aggregate
                                  Number of       Settlement         Unrealized
Index Fund/Futures Contracts    Long Contracts         Value       Depreciation
--------------------------------------------------------------------------------
European/
  FTSE 100 Index, exp. 3/2001      717              $17,762            $(325)
Pacific/
  Nikkei 300 Index, exp. 3/2001    548               12,537             (266)
--------------------------------------------------------------------------------

At December 31, 2000, the European and Pacific Stock Index Funds had open forward currency contracts to receive foreign currency in exchange for U.S. dollars as follows:

---------------------------------------------------------------------------------------------------

                                                 (000)
---------------------------------------------------------------------------------------------------

                                Contract Amount
                                ---------------                                         Unrealized
Index Fund/                 Foreign       U.S.                 Market Value in        Appreciation
Contract Settlement Date    Currency    Dollars                   U.S. Dollars       (Depreciation)
---------------------------------------------------------------------------------------------------
European/
  Receive:
  3/21/2001         EUR     19,427      $17,640                  $18,297                   $657

Pacific/
  Receive:
  3/14/2001         JPY     1,467,934    13,257                   12,998                   (259)
---------------------------------------------------------------------------------------------------

EUR--Euro Dollar.
JPY--Japanese Yen.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

     The European, Pacific, and Emerging Markets Stock Index Funds had net unrealized foreign currency gains (losses) of $21,000, $17,000, and $(25,000), respectively, resulting from the translation of other assets and liabilities at December 31, 2000.

G. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. During the year ended December 31, 2000, the European, Pacific, and Emerging Markets Stock Index Funds realized net foreign currency gains (losses) of $(2,390,000), $98,000, and $(1,138,000) respectively, which increased
(decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized gains (losses) to undistributed net investment income.

     Certain of the funds' investments are in securities considered to be "passive foreign investment companies," for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended December 31, 2000, the European and Pacific Stock Index Funds realized gains on the sale of passive foreign investment companies of $512,000 and $142,000, respectively, which are included in distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. The cumulative totals of distributions related to passive foreign investment company holdings of the European, Pacific, and Emerging Markets Stock Index Funds at December 31, 2000, were $2,528,000, $9,987,000, and $502,000, respectively; these amounts are reflected in the balances of overdistributed net investment income. Unrealized appreciation on passive foreign investment company holdings at December 31, 2000 for the European, Pacific, and Emerging Market Stock Index Funds were $3,199,000, $5,676,000, and $1,059,000, respectively.

     The European and Emerging Markets Stock Index Funds received securities in corporate spinoffs that increased taxable income and the tax basis cost of investments, creating differences between undistributed net investment income and the cost of investments for financial statement and tax purposes. For financial statement purposes, the European and Emerging Markets Stock Index Funds have realized gains on these securities of $1,899,000 and $4,079,000, respectively, and unrealized gains on these securities of $16,194,000 and $2,235,000, respectively, greater than tax basis gains. These realized and unrealized gains are included in distributable net investment income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains and unrealized appreciation, respectively, to undistributed net investment income.

For federal income tax purposes, at December 31, 2000, the European, Pacific and Emerging Markets Stock Index Funds had the following capital losses available to offset future capital gains:
--------------------------------------------------------------------------------
                                                     Capital Loss
--------------------------------------------------------------------------------
                                                          Expiration Fiscal
                                   Amount                    Year(s) Ending
Index Fund                          (000)                       December 31
--------------------------------------------------------------------------------
European                        $ 50,412                        2008-2009
Pacific                           72,622                             2006
Emerging Markets                 105,345                        2006-2009
--------------------------------------------------------------------------------


H. The market value of securities on loan to broker/dealers at December 31, 2000, and collateral received with respect to such loans were:
--------------------------------------------------------------------------------
                                                          (000)
--------------------------------------------------------------------------------
                                           Market Value                Cash
                                              of Loaned          Collateral
Index Fund                                   Securities            Received
--------------------------------------------------------------------------------
European                                       $467,893            $488,630
Pacific                                          96,258             102,517
Emerging Markets                                  1,380               1,399
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

I. Shares issued and redeemed for each class of shares were:

--------------------------------------------------------------------------------
                                  Shares (000)
--------------------------------------------------------------------------------
                                                                    Net Increase
                                           Issued in                  (Decrease)
                                         Lieu of Cash                  in Shares
Index Fund/Year/Share Class   Issued     Distributions   Redeemed    Outstanding
--------------------------------------------------------------------------------
European--2000
  Investor Shares             49,685         3,537       (49,156)         4,066
  Institutional Shares        12,772           154        (2,009)        10,917
--------------------------------------------------------------------------------
European--1999
  Investor Shares             63,521         4,357       (33,203)        34,675
  Institutional Shares            --            --             --            --
--------------------------------------------------------------------------------
Pacific--2000
  Investor Shares             69,538         2,559       (75,089)        (2,992)
  Institutional Shares        15,107           145        (3,905)        11,347
--------------------------------------------------------------------------------
Pacific--1999
  Investor Shares             94,959         1,411       (21,453)        74,917
  Institutional Shares            --            --             --            --
--------------------------------------------------------------------------------
Emerging Markets--2000
  Investor Shares             32,848         2,272       (22,836)        12,284
  Institutional Shares         2,128            52            --          2,180
--------------------------------------------------------------------------------
Emerging Markets--1999
  Investor Shares             34,157         1,856       (17,953)       18,060
  Institutional Shares            --            --             --           --
--------------------------------------------------------------------------------
Total International--2000     97,468         4,470       (34,634)       67,304
--------------------------------------------------------------------------------
Total International--1999     66,288         2,544       (12,252)       56,580
--------------------------------------------------------------------------------
Developed Markets--2000       11,787           165        (1,066)       10,886
--------------------------------------------------------------------------------
Institutional Development
  Markets--2000               19,203           148          (342)       19,009
--------------------------------------------------------------------------------

REPORT
 of Independent Accountants

To the Shareholders and Trustees of Vanguard International Stock Index Funds

In our opinion, the statements of net assets appearing herein and in the insert to this annual report, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Total International Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund (separate portfolios of Vanguard International Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 6, 2001

--------------------------------------------------------------------------------
SPECIAL 2000 TAX INFORMATION  (UNAUDITED) FOR
VANGUARD INTERNATIONAL STOCK INDEX FUNDS

This information for the fiscal year ended December 31, 2000, is included pursuant to provisions of the Internal Revenue Code.

     The European Stock Index Fund and the Total International Stock Index Fund distributed $3,802,000 and $8,515,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

     The Vanguard European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds have elected to pass through the credit for taxes paid in foreign countries. Shareholders receive detailed information on foreign income and foreign tax per share by country along with their 2000 Form 1099-DIV.

THE VANGUARD(R)
  Family of Funds


STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Global Asset Allocation Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
Admiral(TM) Intermediate-Term Treasury Fund
Admiral(TM) Long-Term Treasury Fund
Admiral(TM) Short-Term Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Preferred Stock Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida,
   Massachusetts, New Jersey,
  New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio



For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     Six of Vanguard's seven board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers.

     The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.
--------------------------------------------------------------------------------

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------

VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------

                                  JOHN C. BOGLE
                Founder; Chairman and Chief Executive, 1974-1996.

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP [R]
Post Office Box 2600
Valley Forge, PA 19482-2600

About Our Cover
Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.


WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q720 022001

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

STATEMENT OF NET ASSETS                                        DECEMBER 31, 2000

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report. The Statement of Net Assets for the European Stock Index Fund begins on page 25 of that report.

     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Pacific and Emerging Markets Stock Index Fund securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; for the Total International Stock, Developed Markets, and Institutional Developed Markets
Index Funds, the Statement lists investments in shares of each Vanguard International Stock Index fund. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
CONTENTS

Pacific Stock Index Fund                                  1
Emerging Markets Stock Index Fund                         7
Total International Stock Index Fund                     14
Developed Markets Index Fund                             15
Institutional Developed Markets Index Fund               16
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
PACIFIC STOCK INDEX FUND                            Shares               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.1%) (1)
--------------------------------------------------------------------------------
AUSTRALIA (9.4%)
 Telstra Corp. Ltd.                              5,806,242   $           20,722
 (3)National Australia Bank Ltd.                 1,139,292               18,238
 Commonwealth Bank
  of Australia                                     952,095               16,349
 BHP Ltd.                                        1,338,869               14,102
 News Corp. Ltd.                                 1,542,681               12,001
 News Corp. Ltd. Pfd.                            1,612,062               11,465
 (3)Westpac Banking Corp., Ltd.                  1,328,859                9,742
 AMP Ltd.                                          823,162                9,249
 Brambles Industries Ltd.                          174,009                4,061
 Woolworths Ltd.                                   817,275                3,824
 Rio Tinto Ltd.                                    233,365                3,817

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 (3)Foster's Brewing Group Ltd.                  1,398,486   $            3,668
 WMC Ltd.                                          832,655                3,543
 Coles Myer Ltd.                                   876,354                3,397
 Lend Lease Corp.                                  318,423                2,962
 Westfield Trust (Units)                         1,382,629                2,609
 CSL Ltd.                                          112,566                2,443
 General Property Trust                          1,414,191                2,174
 Coca-Cola Amatil Ltd.                             787,295                2,048
 CSR Ltd.                                          770,373                2,003
 Computershare Ltd.                                408,163                1,957
 Wesfarmers Ltd.                                   208,090                1,871
 Australian Gas Light Co., Ltd.                    257,037                1,817
 QBE Insurance Group Ltd.                          322,229                1,771
 Tabcorp Holdings Ltd.                             270,363                1,649

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
PACIFIC STOCK INDEX FUND                            Shares               (000)
--------------------------------------------------------------------------------
 Santos Ltd.                                       466,788   $            1,561
 (3)Suncorp-Metway Ltd.                            255,469                1,530
 (3)Amcor Ltd.                                     486,166                1,417
 Southcorp Ltd.                                    490,691                1,334
 Stockland Trust Group Ltd.                        488,834                1,060
*Transurban Group                                  379,900                  962
 Mayne Nickless Ltd.                               288,030                  935
 Aristocrat Leisure Ltd.                           311,567                  895
 M.I.M. Holdings Ltd.                            1,345,896                  867
 British American Tobacco
  Australasia Ltd.                                 110,229                  808
 Cochlear Ltd.                                      39,206                  795
 F.H. Faulding & Co., Ltd.                         117,858                  773
 Howard Smith Ltd.                                 162,140                  757
 Mirvac Group                                      379,874                  753
 Normandy Mining Ltd.                            1,383,457                  746
 ERG Ltd.                                          469,104                  714
 Leighton Holdings Ltd.                            196,234                  688
 Goodman Fielder Ltd.                              961,546                  673
 Orica Ltd.                                        203,871                  652
 Pacific Dunlop Ltd.                               769,594                  641
 Hardie (James) Industries Ltd.                    301,691                  603
 AMP Diversified Property Ltd.                     350,000                  476
 Boral Ltd.                                        396,835                  456
 Newcrest Mining Ltd.                              187,594                  456
 Gandel Retail Trust                               723,137                  453
 Futuris Corp., Ltd.                               443,640                  444
 Westralian Sands Ltd.                             183,818                  423
 Paperlinx Ltd.                                    188,681                  347
 Sons of Gwalia Ltd.                                85,688                  294
 (3)David Jones Ltd.                               252,932                  193
*OneSteel Ltd.                                     336,653                  178
*Delta Gold Ltd.                                   165,500                  106
                                                              ------------------
                                                                        180,472
                                                              ------------------

HONG KONG (7.5%)
 Hutchison Whampoa Ltd.                          3,209,100   $           40,011
 Hang Seng Bank Ltd.                             1,438,646               19,367
 Sun Hung Kai Properties Ltd.                    1,807,400               18,016
 Swire Pacific Ltd. A Shares                     1,165,500                8,405
 CLP Holdings Ltd.                               1,564,583                7,803
*(3)Pacific Century
  Cyberworks Ltd.                               10,958,846                7,095
 Hong Kong & China Gas
   Co., Ltd.                                     3,866,842                5,676
 Henderson Land
   Development Co. Ltd.                          1,038,000                5,283
 Cathay Pacific Airways Ltd.                     2,531,000                4,673
 Wharf Holdings Ltd.                             1,835,314                4,459
 Johnson Electric Holdings Ltd.                  2,760,000                4,246
 Li & Fung Ltd.                                  2,058,000                3,747
 Bank of East Asia Ltd.                          1,064,533                2,750
 New World Development
  Co., Ltd.                                      1,615,797                1,958
 Shangri-La Asia Ltd.                            1,651,744                1,789

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Television Broadcasts Ltd.                        331,000   $            1,740
 Sino Land Co.                                   2,752,000                1,438
 Hysan Development Co., Ltd.                       821,211                1,158
 South China Morning Post Ltd.                   1,293,000                  961
 Hang Lung Development
  Co., Ltd.                                        952,000                  848
 Esprit Holdings Ltd.                              811,000                  691
 Giordano International                          1,085,108                  501
 Hong Kong and
  Shanghai Hotels Ltd.                             822,500                  453
 ASM Pacific Technology Ltd.                       288,000                  410
*Oriental Press Group Ltd.                       1,744,400                  255
 Hopewell Holdings Ltd.                            608,400                  236
*QPL International Holdings Ltd.                   396,000                  227
 Varitronix International Ltd.                     213,000                  194
                                                              ------------------
                                                                        144,390
                                                              ------------------
JAPAN (78.3%)
 Toyota Motor Corp.                              2,797,500   $           89,412
 Nippon Telegraph and
  Telephone Corp.                                    9,671               69,696
 (3)Sony Corp.                                     681,638               47,154
 (3)Mizuho Holdings, Inc.                            6,868               42,579
 Takeda Chemical
   Industries Ltd.                                 665,000               39,364
 Matsushita Electric
   Industrial Co., Ltd.                          1,553,000               37,125
 (3)The Bank of Tokyo-
   Mitsubishi Ltd.                               3,493,000               34,777
 Honda Motor Co., Ltd.                             728,000               27,156
 Nomura Securities Co., Ltd.                     1,467,000               26,398
 Tokyo Electric Power Co.                        1,010,500               25,086
 Canon, Inc.                                       654,000               22,907
 NEC Corp.                                       1,217,000               22,273
 Hitachi Ltd.                                    2,491,000               22,205
 Fujitsu Ltd.                                    1,467,000               21,632
 Murata Manufacturing
  Co., Ltd.                                        180,600               21,191
 Sakura Bank Ltd.                                3,076,681               18,589
 East Japan Railway Co.                              2,988               17,530
*Nissan Motor Co., Ltd.                          2,971,000               17,118
 Rohm Co., Ltd.                                     89,300               16,969
 Nintendo Co.                                      105,800               16,667
 Fuji Photo Film Co., Ltd.                         384,000               16,073
 (3)Toshiba Corp.                                2,401,000               16,063
 (3)Sumitomo Bank Ltd.                           1,522,000               15,633
 Kyocera Corp.                                     142,300               15,538
 Ito-Yokado Co., Ltd.                              310,000               15,473
 Denso Corp.                                       682,000               14,751
 Kao Corp.                                         463,000               13,460
 Tokio Marine &
  Fire Insurance Co.                             1,156,000               13,250
 Kansai Electric Power Co., Inc.                   729,500               12,386
 Fanuc Co., Ltd.                                   178,800               12,165
 Shin-Etsu Chemical Co., Ltd.                      314,000               12,098

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Yamanouchi Pharmaceuticals
  Co., Ltd.                                        269,000   $           11,636
 Sanyo Electric Co., Ltd.                        1,398,000               11,630
 Japan Tobacco, Inc.                                 1,498               11,622
 Secom Co., Ltd.                                   174,000               11,351
 Mitsubishi Heavy
  Industries Ltd.                                2,519,000               10,985
 Daiwa Securities Group Inc.                       994,000               10,384
 (3)Mitsubishi Estate Co., Ltd.                    971,000               10,373
 Central Japan Railway Co.                           1,674               10,305
 Sharp Corp.                                       840,000               10,136
 (3)Mitsubishi Electric Corp.                    1,601,000                9,856
 Sumitomo Electric
  Industries Ltd.                                  559,000                9,173
 Mitsubishi Corp.                                1,170,000                8,626
 (3)Softbank Corp.                                 246,900                8,583
 Furukawa Electric Co.                             486,000                8,490
 Dai-Nippon Printing Co., Ltd.                     567,000                8,445
 Nippon Steel Corp.                              5,071,000                8,392
 Sankyo Co., Ltd.                                  339,000                8,134
 Acom Co., Ltd.                                    109,500                8,083
 Eisai Co., Ltd.                                   221,000                7,741
 Mitsui & Co., Ltd.                              1,181,000                7,436
 (3)Tokai Bank Ltd.                              1,679,000                7,278
 Asahi Glass Co., Ltd.                             877,000                7,242
 Tokyo Electron Ltd.                               131,130                7,211
 Asahi Bank Ltd.                                 2,102,000                7,160
 Advantest Corp.                                    75,100                7,037
 Takefuji Corp.                                    110,000                6,935
 Taisho Pharmaceutical Co.                         254,000                6,873
 SMC Corp.                                          52,700                6,784
 Mitsubishi Trust &
  Banking Corp.                                    972,000                6,690
 Kirin Brewery Co., Ltd.                           737,000                6,602
 Promise Co.,Ltd.                                   92,500                6,561
 Konami Corp.                                       85,000                6,379
 Hoya Corp.                                         86,700                6,377
 Ajinomoto Co., Inc.                               484,000                6,294
 (3)Tokyo Gas Co., Ltd.                          2,100,000                6,215
 Asahi Chemical Industry
  Co., Ltd.                                      1,076,000                6,200
 (3)Orix Corp.                                      61,500                6,172
 Yamato Transport Co., Ltd.                        333,000                6,123
 Japan Air Lines Co., Ltd.                       1,327,000                6,077
 (3)Sumitomo Chemical Co.                        1,220,000                6,057
 Mitsui Fudosan Co., Ltd.                          609,000                6,053
 Daiichi Pharmaceutical
  Co., Ltd.                                        201,000                5,984
 Bridgestone Corp.                                 640,500                5,833
 (3)Sumitomo Corp.                                 796,000                5,730
 Osaka Gas Co., Ltd.                             1,836,000                5,579
 Shionogi & Co., Ltd.                              262,000                5,346
 Shizuoka Bank Ltd.                                583,000                5,304
 (3)Jusco Co., Ltd.                                243,000                5,277

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Nippon Mitsubishi Oil Corp.                     1,095,600   $            5,277
 Kinki Nippon Railway Co.                        1,205,000                5,023
 Oriental Land Co.,Ltd.                             74,700                5,004
 Tohoku Electric Power Co.                         371,700                4,970
*Itochu Corp.                                    1,064,000                4,957
 Sekisui House Ltd.                                531,000                4,859
 Nippon Express Co., Ltd.                          802,000                4,846
 Toppan Printing Co., Ltd.                         524,000                4,565
 (3)Tokyu Corp.                                    822,000                4,434
 Mitsubishi Chemical Corp.                       1,626,000                4,286
 Nippon Paper Industries Co.                       709,000                4,228
 Marui Co., Ltd.                                   276,000                4,169
 (3)Nippon Sheet Glass Co., Ltd.                   329,000                4,016
 (3)Omron Corp.                                    193,000                4,014
 OJI Paper Co., Ltd.                               769,000                3,973
 Toray Industries, Inc.                          1,042,000                3,923
 Bank of Yokohama Ltd.                             855,000                3,886
 (3)Asahi Breweries Ltd.                           373,000                3,805
 Daikin Industries Ltd.                            197,000                3,795
 Nippon Yusen Kabushiki
  Kaisha Co.                                       910,000                3,761
 Pioneer Corporation                               134,000                3,579
 Shiseido Co., Ltd.                                317,000                3,539
 Teijin Ltd.                                       674,000                3,482
 Terumo Corp.                                      158,500                3,470
 Olympus Optical Co., Ltd.                         198,000                3,424
 (3)Nitto Denko Corp.                              125,067                3,395
 NGK Insulators Ltd.                               253,000                3,352
 (3)Sumitomo Marine &
  Fire Insurance Co.                               502,000                3,240
 Mitsui Marine &
  Fire Insurance Co.                               563,000                3,229
 Kubota Corp.                                    1,052,000                3,206
 (3)Mitsui Mining &
  Smelting Co., Ltd.                               416,000                3,206
 Komatsu Ltd.                                      715,000                3,162
 (3)Chugai Pharmaceutical
  Co., Ltd.                                        188,000                3,128
 Taiyo Yuden Co., Ltd.                              90,000                3,011
 Nikon Corp.                                       276,000                2,953
 Benesse Corp.                                      79,500                2,952
 Takara Shuzo Co.                                  164,000                2,866
 Hirose Electric Co., Ltd.                          29,700                2,861
 Minebea Co., Ltd.                                 299,000                2,770
 (3)Credit Saison Co.                              126,200                2,702
 Uni-Charm Corp.                                    53,200                2,702
 Toyo Seikan Kaisha Ltd.                           165,000                2,687
 (3)Kuraray Co., Ltd.                              284,000                2,656
*Marubeni Corp.                                  1,116,000                2,639
 NSK Ltd.                                          419,000                2,565
 Kaneka Corp.                                      267,000                2,527
 Daiwa Bank, Ltd.                                1,540,000                2,522
 Kawasaki Steel Corp.                            2,423,000                2,504
 (3)NGK Spark Plug Co.                             167,000                2,442

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
PACIFIC STOCK INDEX FUND                           Shares               (000)
--------------------------------------------------------------------------------
 Daiwa House Industry
  Co., Ltd.                                        391,000   $            2,431
 (3)Ebara Corp.                                    222,000                2,412
 Skylark Co., Ltd.                                  85,000                2,382
 Nippon Meat Packers, Inc.                         172,000                2,344
 Ohbayashi Corp.                                   544,000                2,344
 Nissin Food Products Co., Ltd.                     95,500                2,333
 Fuji Television Network, Inc.                         323                2,251
 (3)Nidec Corp.                                     47,500                2,246
 Sumitomo Metal Mining Co.                         429,000                2,246
 Kyowa Hakko Kogyo Co.                             324,000                2,241
 Konica Corp.                                      269,000                2,202
 Tostem Corp.                                      177,000                2,199
*Ishikawajima-Harima Heavy
  Industries Co.                                   977,000                2,087
 (3)Fujikura Ltd.                                  278,000                2,084
 (3)Alps Electric Co., Ltd.                        136,000                2,075
 Joyo Bank Ltd.                                    649,000                2,063
 Shimano, Inc.                                     102,900                2,023
 (3)Bank of Fukuoka, Ltd.                          471,000                2,013
 Kajima Corp.                                      719,000                1,996
 Mitsubishi Materials Corp.                        835,000                1,996
 Toto Ltd.                                         278,000                1,984
 Toho Co., Ltd.                                     14,300                1,973
 Tobu Railway Co., Ltd.                            648,000                1,907
 The Chuo Mitsui Trust and
   Banking Co., Ltd.                               609,400                1,878
 Amada Co., Ltd.                                   252,000                1,876
 Gunma Bank Ltd.                                   378,000                1,850
 (3)Nippon Comsys Corp.                            103,000                1,849
 Daito Trust Construction
  Co., Ltd.                                        102,100                1,833
 (3)Dai-Nippon Ink &
  Chemicals, Inc.                                  596,000                1,774
 Isetan Co.                                        166,000                1,751
 Shimizu Corp.                                     591,000                1,749
 (3)Casio Computer Co.                             206,000                1,741
 Citizen Watch Co., Ltd.                           231,000                1,685
 Meiji Seika Kaisha Ltd.                           288,000                1,647
 (3)Toyo Information Systems
  Co., Ltd.                                         33,000                1,641
 77 Bank Ltd.                                      284,000                1,619
 Fuji Soft ABC Inc.                                 24,500                1,581
 Nisshin Flour Milling Co., Ltd.                   186,000                1,580
 Yokogawa Electric Corp.                           185,000                1,563
 Keihin Electric Express
  Railway Co., Ltd.                                392,000                1,558
*Sumitomo Metal
  Industries Ltd.                                2,718,000                1,547
 Tokyo Broadcasting
  System, Inc.                                      52,000                1,539
 Takashimaya Co.                                   226,000                1,538
 Yakult Honsha Co., Ltd.                           132,000                1,537
 Yamaha Corp.                                      155,000                1,520

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Uny Co., Ltd.                                     142,000   $            1,517
*(3)Mitsukoshi Ltd.                                356,000                1,453
 Taisei Corp.                                      724,000                1,452
 Shimamura Co., Ltd.                                26,400                1,449
 (3)World Co., Ltd.                                 38,200                1,445
 Ube Industries Ltd.                               629,000                1,416
 Kokuyo Co., Ltd.                                   95,000                1,413
 Mitsubishi Rayon Co., Ltd.                        470,000                1,412
 Kurita Water Industries Ltd.                      101,000                1,322
*(3)Japan Energy Corp.                             823,000                1,276
 Taiheiyo Cement Corp                              732,000                1,256
 Tosoh Corp.                                       451,000                1,236
 Sekisui Chemical Co.                              417,000                1,187
 (3)JGC Corp.                                      173,000                1,180
 Showa Shell Sekiyu K.K.                           280,000                1,174
 Denki Kagaku Kogyo K.K.                           339,000                1,167
 Kinden Corp.                                      202,000                1,159
*(3)Sega Corp.                                     116,200                1,131
 Yamazaki Baking Co., Ltd.                         161,000                1,121
*Kawasaki Heavy
  Industries Ltd.                                1,048,000                1,119
 Mitsubishi Gas Chemical Co.                       363,000                1,097
 Toda Corp.                                        239,000                1,095
 Mitsubishi Logistics Corp.                        124,000                1,086
 House Foods Industry Corp.                         83,000                1,083
 Katokichi Co., Ltd.                                41,200                1,082
 Kikkoman Corp.                                    146,000                1,081
 Onward Kashiyama Co., Ltd.                        130,000                1,081
*(3)Showa Denko K.K.                               783,000                1,070
*Hokuriku Bank Ltd.                                511,000                1,065
 Koyo Seiko Co., Ltd.                              149,000                1,063
 NTN Corp.                                         339,000                1,054
 Sumitomo Osaka Cement
  Co., Ltd.                                        315,000                1,054
 Sanrio Co., Ltd.                                   60,000                1,051
 Toyobo Ltd.                                       525,000                1,044
 Fuji Machine Manufacturing
  Co., Ltd.                                         36,800                  986
 Meitec Corp.                                       30,700                  984
 Wacoal Corp.                                      118,000                  984
 Nichirei Corp.                                    232,000                  975
 Meiji Milk Products Co., Ltd.                     220,000                  963
*Kanebo Ltd.                                       388,000                  961
 Sumitomo Forestry Co.                             136,000                  959
 (3)Asatsu-DK Inc.                                  39,500                  951
 Komori Corp.                                       57,000                  948
 Teikoku Oil Co., Ltd.                             224,000                  934
 INAX Corp.                                        180,000                  909
 Kamigumi Co., Ltd.                                198,000                  884
*(3)Daiei, Inc.                                    543,000                  870
 Daicel Chemical Industries Ltd.                   279,000                  848
 (3)Kyowa Exeo Corp.                                82,000                  847
 Makita Corp.                                      119,000                  834
 Cosmo Oil Co., Ltd.                               467,000                  830

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Snow Brand Milk Products Co.                      238,000   $              819
*Ashikaga Bank Ltd.                                463,000                  803
 Trans Cosmos, Inc.                                 18,300                  793
 CSK Corp.                                          54,400                  792
 Mori Seiki Co.                                     71,000                  788
 Nisshinbo Industries, Inc.                        173,000                  788
 (3)Namco Ltd.                                      42,200                  776
 Sapparo Breweries Ltd.                            254,000                  745
 Tokyo Style Co.                                    79,000                  725
 (3)Nishimatsu Construction Co.                    212,000                  724
 (3)Sumitomo Heavy
  Industries Ltd.                                  448,000                  698
 Kawasaki Kisen Kaisha Ltd.                        444,000                  669
*(3)Dai-Nippon Screen
  Manufacturing Co., Ltd.                          138,000                  663
*(3)Seiyu Ltd.                                     249,000                  661
 Gunze Ltd.                                        190,000                  657
 Noritake Co., Ltd.                                116,000                  623
 Okumura Corp.                                     181,000                  610
 Daimaru, Inc.                                     208,000                  605
 Autobacs Seven Co., Ltd.                           28,200                  589
 Hankyu Department
  Stores, Inc.                                     131,000                  579
*Mitsui Engineering &
  Shipbuilding Co., Ltd.                           611,000                  562
*Hitachi Zosen Corp.                               728,000                  555
 Nippon Shokubai K.K.                              142,000                  545
 Kadokawa Shoten Publishing
  Co., Ltd.                                         19,800                  525
 Sanden Corp.                                      112,000                  521
 Amano Corp.                                        68,000                  517
 Mitsubishi Paper Mills Ltd.                       242,000                  506
 (3)Mycal Corp.                                    234,000                  502
 Daifuku Co., Ltd.                                  84,000                  491
*Ishihara Sangyo Kaisha Ltd.                       269,000                  480
 Seino Transportation Co., Ltd.                    112,000                  472
*Tokyo Dome Corp.                                  125,000                  460
 Shimachu Co.                                       36,600                  433
 Takuma Co., Ltd.                                   62,000                  427
 Tsubakimoto Chain Co.                             140,000                  422
 Toei Co.                                          116,000                  408
 (3)Kaken Pharmaceutical Co.                        71,000                  393
 Daiwa Kosho Lease Co., Ltd.                       143,000                  387
 Aoyama Trading Co., Ltd.                           53,100                  379
 (3)Kureha Chemical Industry Co.                   151,000                  362
 (3)Makino Milling Machine Co.                      68,000                  356
 Okuma Corp.                                       109,000                  345
 Maeda Road Construction
  Co., Ltd.                                         84,000                  342
 Sho-Bond Corp.                                     23,600                  324
 NOF Corp.                                         157,000                  322
 Sanwa Shutter Corp.                               155,000                  311
 Penta-Ocean Construction Co.                      266,000                  310
 (3)Nippon Suisan Kaisha Ltd.                      197,000                  307

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Nippon Light Metal Co.                            396,000   $              302
 Nippon Shinpan Co.                                232,000                  295
*Orient Corp.                                      231,000                  283
 (3)Nichiei Co., Ltd.                               50,800                  270
*Haseko Corp.                                      772,000                  243
 Oyo Corp.                                          21,000                  223
*(3)Daikyo, Inc.                                   148,000                  220
*Japan Steel Works Ltd.                            266,000                  214
                                                              ------------------
                                                                      1,507,401
                                                              ------------------
NEW ZEALAND (0.4%)
 (3)Telecom Corp. of
   New Zealand Ltd.                              1,306,874                2,782
 Fletcher Challenge Energy                         253,271                 9 58
 Carter Holt Harvey Ltd.                         1,284,022                  932
 Contact Energy Ltd.                               499,175                  585
 The Warehouse Group Ltd.                          214,272                  569
 Fisher & Paykel Industries Ltd.                   122,701                  433
 Auckland International
  Airport Ltd.                                     300,000                  417
 Brierley Investments Ltd.                       2,169,830                  269
 Fletcher Challenge Building                       288,958                  251
*Fletcher Challenge Forest                         630,796                   78
*Fletcher Challenge Forest Pfd.                    250,000                   33
                                                              ------------------
                                                                          7,307
                                                              ------------------
SINGAPORE (3.5%)
 DBS Group Holdings Ltd.                           990,061               11,191
 Singapore Airlines Ltd.                           928,862                9,213
 Oversea-Chinese Banking
  Corp., Ltd.                                      980,410                7,294
 Singapore
  Telecommunications Ltd.                        4,625,212                7,175
 United Overseas Bank Ltd.                         810,767                6,078
 Singapore Press Holdings Ltd.                     286,155                4,224
 Singapore Technologies
  Engineering Ltd.                               2,161,407                3,478
 City Developments Ltd.                            597,312                2,773
*Capitaland Ltd.                                 1,346,000                2,329
*Chartered Semiconductor
  Manufacturing Ltd.                               819,000                2,239
 Sembcorp Industries Ltd.                        1,284,419                1,259
 Keppel Corp., Ltd.                                633,750                1,235
 Natsteel Electronics Ltd.                         271,000                1,227
 Venture Manufacturing
  (Singapore) Ltd.                                 178,000                1,191
 Fraser & Neave Ltd.                               236,000                  912
*Neptune Orient Lines Ltd.                         949,000                  744
 Creative Technology Ltd.                           61,050                  693
 United Industrial Corp., Ltd.                   1,405,200                  689
 Overseas Union
  Enterprise Ltd.                                  148,000                  580
 Parkway Holdings Ltd.                             264,320                  488
 Haw Par Brothers
  International Ltd.                               220,000                  459
 United Overseas Land Ltd.                         450,000                  402

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
PACIFIC STOCK INDEX FUND                            Shares               (000)
--------------------------------------------------------------------------------
 Omni Industries Ltd.                              259,000   $              381
 Cycle & Carriage Ltd.                             190,651                  365
 First Capital Corp., Ltd.                         386,000                  312
 Hotel Properties Ltd.                             362,000                  307
 Comfort Group Ltd.                                619,500                  198
 Wing Tai Holdings Ltd.                            265,000                  193
 Singapore Computer
  Systems Ltd.                                      87,000                  113
 Straits Trading Co., Ltd.                          91,000                   92
                                                              ------------------
                                                                         67,834
                                                              ------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,040,498)                                 1,907,404
--------------------------------------------------------------------------------


                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
CONVERTIBLE BOND (0.5%)
--------------------------------------------------------------------------------
Sumitomo Bank International
 0.75%, 5/31/2001
 (Cost $11,555) JPY 1,022,000                                             9,218
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.1%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
 (2) 6.53%, 1/11/2001                              $ 2,000                1,997
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 6.10%, 1/2/2001--Note H                           102,517              102,517
 6.14%, 1/2/2001                                    13,167               13,167
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $117,681)                                                        117,681
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.7%)
 (Cost $2,169,734)                                                    2,034,303
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.7%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     15,904
Security Lending Collateral Payable
 to Brokers--Note H                                                    (102,517)
Other Liabilities                                                       (23,195)
                                                              ------------------
                                                                       (109,808)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $1,924,495
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 5.4%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
(3)All or part of security position is on loan to broker/dealers. See Note H in Notes to Financial Statements.
JPY--Japanese Yen.


--------------------------------------------------------------------------------
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                 $2,144,768
Overdistributed Net
 Investment Income--Note G                         (11,800)
Accumulated Net
 Realized Losses--Note G                           (72,534)
Unrealized Depreciation--Note F
 Investment Securities                            (135,431)
 Futures Contracts                                    (266)
 Foreign Currencies and
  Forward Currency Contracts                          (242)
--------------------------------------------------------------------------------
NET ASSETS                                      $1,924,495
================================================================================

Investor Shares--Net Assets
Applicable to 203,727,143 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                      $1,822,952
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                     $8.95
================================================================================

Institutional Shares--Net Assets
Applicable to 11,347,344 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                        $101,543
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                $8.95
================================================================================

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EMERGING MARKETS STOCK INDEX FUND                   Shares               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.6%)
--------------------------------------------------------------------------------
ARGENTINA (2.3%)
 Perez Companc SA                                3,094,021   $            4,772
 Telecom Argentina
  Stet-France Telecom SA                         1,407,800                4,258
 Siderca SA Class A                              1,423,916                2,767
*Grupo Financiero Galicia SA                     1,726,845                2,594
 BBVA Banco Frances SA                             316,856                2,190
 Transportadora de
  Gas Sur SA                                     1,145,522                1,606
*Molinos Rio de la Plata SA                        389,000                  639
*Irsa Inversiones y
  Representaciones SA                              353,403                  584
*Juan Minetti SA                                   284,234                  413
*Acindar Industria Argentina
  de Aceros SA                                     320,300                  265
*Solvay Indupa S.A.I.C.                            367,438                  171
 Ledesma SA                                        316,743                  170
*Renault Argentina SA                              302,948                  149
*Central Puerto SA                                 129,083                  135
*Polledo SA                                        215,900                  119
 Cresud SA                                          62,125                   47
 Central Costanera SA                               31,300                   43
                                                              ------------------
                                                                         20,922
                                                              ------------------
BRAZIL (16.4%)
 Petroleo Brasileiro SA Pfd.                       656,494               15,399
 Petroleo Brasileiro SA                            551,400               13,771
*Cia Vale Do Rio Pfd. A                            562,986               13,668
 Centrais Electricas
  Brasileiras SA                               658,778,310               12,071
 Companhia de Bebidas
  das Americas Pfd.                             32,826,525                7,915
 Tele Norte Leste
  Participacoes SA Pfd.                        355,847,515                7,655
 Telesp Celular
  Participacoes SA Pfd.                        664,121,162                7,074
 Banco Itau SA Pfd.                             71,929,320                6,843
 Banco Bradesco SA Pfd.                        838,269,087                6,027
 Companhia Brasileira de
  Distribuicao Grupo Pao
  de Acucar                                    154,421,822                5,476
 Companhia de Bebidas
  das Americas                                  23,094,205                5,448
 Embratel Participacoes
  SA Pfd.                                      301,781,118                4,586
 Empresa Brasileira de
  Aeronautica SA Pfd.                              432,600                4,060
 Tele Centro Sul
  Participacoes SA Pfd.                        303,953,150                3,496
 Companhia Energetica de
  Minas Gerais Pfd.                            232,504,881                3,364
 Companhia
  Siderurgica Nacional                         104,769,252                3,347

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Unibanco-Uniao de
  Bancos Brasileiros SA                         58,074,600   $            3,276
 Tele Norte Leste
  Participacoes SA                             178,131,639                2,914
 Centrais Electricas
  Brasileiras SA Pfd.
  B Shares                                     122,147,624                2,258
 Aracruz Celulose SA Pfd.
  B Shares                                       1,528,287                2,218
 Embratel Participacoes SA                     182,097,282                2,125
 Souza Cruz SA                                     440,800                1,894
 Tele Centro Oeste Celular
  Participacoes SA Pfd.                        542,643,800                1,876
 Brasil Telecom
  Participacoes SA                             181,406,860                1,623
 Votorantim Celulose e
  Papel SA Pfd.                                 54,303,831                1,518
 Usiminas-Usinas
  Siderurgicas de Minas
  Gerais SA Pfd. Class A                           320,869                1,409
*Globo Cabo SA Pfd.                              1,178,500                1,284
*Centrais Geradoras do
  Sul do Brasil SA                             697,763,677                1,031
 Tele Nordeste Celular
  Participacoes SA Pfd.                        492,534,600                1,023
 Telecelular Sul
  Participacoes SA Pfd.                        320,066,900                  837
 Banco do Estado de
  Sao Paulo SA Pfd.                             27,019,800                  834
 Copene-Petroquimica
  SA Pfd. A Shares                               2,593,694                  801
 Companhia Brasileira de
  Petroleo Ipiranga Pfd.                        81,332,100                  679
 Sadia SA Pfd.                                   1,051,000                  623
 Companhia Cimento
  Portland Itau Pfd.                            3,703,147                   593
 Metalurgica Gerdau SA Pfd.                     30,598,700                  530
 Bombril SA Pfd.                                59,271,931                  519
 Companhia de Tecidos
  Norte de Minas Pfd.                            7,621,233                  512
 Duratex SA Pfd.                                16,851,729                  497
 Perdigao Agroindustrial SA                         63,738                  463
 Fertilizantes Fosfatados
  SA Pfd.                                      170,031,300                  447
 Embraer-Empresa Brasileira
  de Aeronautica SA                                 70,300                  444
 Telecelular Sul
  Participacoes SA                             192,587,000                  393
*Centrais Geradoras do
  Sul do Brasil SA                             100,602,511                  145
*Banco Bradesco SA
  Pfd. Rights Exp.
  2/5/2001                                     993,269,087                  127

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EMERGING MARKETS STOCK INDEX FUND                   Shares               (000)
--------------------------------------------------------------------------------
*Lojas Americanas SA Pfd.                       64,583,796   $              119
*Inepar SA Industria
  e Construcoes                                 71,342,500                  103
 Lojas Americanas SA                            38,689,008                   66
                                                              ------------------
                                                                        153,381
                                                              ------------------
CZECH REPUBLIC (1.1%)
*Cesky Telecom a.s.                                271,863                3,665
*Ceske Energeticke Zavody a.s.                     883,720                2,374
*Ceska Sporitelna a.s.                             223,286                1,391
*Komercni Banka a.s.                                56,440                1,368
 Philip Morris CR a.s.                               4,015                  614
*Unipetrol a.s.                                    278,570                  460
 Severoceske Doly a.s.                               8,280                   54
 Podnik Vypocetni Techniky a.s.                        600                   39
                                                              ------------------
                                                                          9,965
                                                              ------------------
GREECE (8.6%)
 National Bank of Greece SA                        332,211               12,440
 Hellenic Telecommunication
  Organization SA                                  734,569               10,845
 EFG Eurobank Ergasias                             423,797                8,174
 Alpha Credit Bank SA                              237,224                8,055
 Commercial Bank of Greece SA                      123,740                5,845
 Hellenic Bottling Co. SA (Bearer)                 342,861                5,472
 Intracom SA                                       160,700                3,575
 Titan Cement Co. SA                                65,650                2,534
 Hellenic Petroleum SA                             224,500                2,168
 Viohalco                                          137,750                1,517
 Aluminum of Greece SA                              32,600                1,376
 Attica Enterprises SA                             155,016                1,185
 M. J. Maillis SA                                  100,920                1,055
 Hellenic Duty Free Shops SA                        76,230                1,037
 Athens Medical Center SA                          115,175                  993
 Hellenic Technodomiki SA                          165,995                  933
 Folli-Follie                                       45,900                  912
 Athens Water Supply
  and Sewage Co. SA                                121,800                  887
 Lambrakis Press SA                                 63,090                  859
 Interamerican SA                                   51,550                  750
 Silver & Baryte Ores Mining SA                     21,828                  660
*Hellenic Sugar Industry SA                         50,584                  640
 Hyatt Regency Hotels
  and Tourism SA                                    72,100                  594
 Inform P. Lykos SA                                 27,230                  571
 Michaniki SA                                      185,720                  570
 Fourlis SA                                         44,470                  565
 Technical Olympic SA                              178,300                  550
 Papastratos Cigarettes SA                          41,248                  546
 Minoan Lines                                       93,650                  491
 Delta Dairy SA                                     46,217                  487
*Singular SA                                        81,200                  479
 Mytilineos Holdings SA                             53,800                  445
 Aegek SA                                          125,380                  410
 Goody's SA                                         20,000                  340

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Delta Informatics SA                               56,800   $              334
 Aspis Pronoia SA                                   47,762                  306
*Petzetakis SA                                      41,626                  287
*Sanyo Hellas SA                                    80,940                  257
 Atti-Kat SA                                        81,145                  247
 Klonatex Group SA                                  49,300                  226
*Alte SA                                            31,480                  198
 Delta Dairy SA Pfd.                                16,954                  165
 Epilectos SA                                       58,470                  161
 Themeliodomh SA                                    22,400                  151
 Klonatex ICST & TSA SA Pfd.                        19,850                   75
                                                              ------------------
                                                                         80,367
                                                              ------------------
HUNGARY (1.5%)
 Magyar Tavkozlesi Rt                            1,499,770                6,231
 MOL Magyar Olaj-es
  Gazipari Rt.                                     137,842                2,329
 OTB Bank Rt.                                       39,462                2,215
 Richter Gedeon Rt.                                 27,260                1,609
 Tisza Vegyi Kombinat Rt                            35,110                  572
 Demasz Rt.                                          5,030                  242
 Danubius Hotel and Spa Rt.                         10,660                  165
 Raba Rt.                                           17,975                  159
 Pannonplast Rt.                                     8,390                  135
*Pick Szeged Rt.                                     4,490                  115
*Fotex Rt.                                          96,330                   93
*Zalakeramia Rt.                                     5,730                   49
*Graboplast Rt.                                      6,490                   46
                                                              ------------------
                                                                         13,960
                                                              ------------------

INDONESIA (1.3%)
 PT Telekomunikasi Indonesia                    14,395,620                3,050
 PT Gudang Garam                                 1,140,500                1,532
*PT Indofood Sukses
  Makmur Tbk                                    13,474,500                1,079
*PT Astra International                          3,753,000                  776
*PT Indah Kiat Pulp &
  Paper Corp.                                    7,939,622                  677
 PT Makindo Tbk                                  1,436,000                  583
 PT Ramayana Lestari
  Sentosa Tbk                                    1,015,000                  551
 PT Medco Energi International                   5,235,900                  541
 PT Semen Gresik TbK                               835,000                  501
 PT Tempo Scan Pacific Tbk                         724,500                  230
 PT Matahari Putra Prima Tbk                     4,234,000                  219
*PT Gadjah Tunggal                               5,298,500                  197
 PT Kalbe Farma                                  5,639,248                  181
*PT Polysindo Eka Perkasa                        7,358,000                  171
*PT Citra Marga
  Nusaphala Persada                              3,309,500                  162
 PT Bank Pan Indonesia                           9,033,000                  159
 PT Aneka Tambang Tbk                            1,703,500                  158
*PT Bimantara Citra                              1,516,300                  121
 PT Pabrik Kertas Tjiwi Kimia                    1,842,500                  119
 PT Sinar Mas Argo                                 405,000                  117

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
*PT Duta Pertiwi Tbk                             1,847,500   $              105
 PT Charoen Pokphand
  Indonesia TbK                                    393,000                  104
 PT Budi Acid Jaya                               2,442,500                  101
 PT Timah TbK                                      677,500                   96
*PT Bhakti Investama                             2,200,500                   78
 PT Indorama Synthetics                            886,500                   69
*PT Mulia Industrindo                            1,867,520                   69
*PT Jakarta International
  Hotel & Development                            1,406,500                   65
*PT Mayora Indah                                   863,440                   49
*PT London Sumatra Indonesia                       664,100                   48
*PT Hero Supermarket                               422,500                   45
 PT Modern Photo Film Co.                          394,500                   40
*PT Asahimas Flat Glass                            513,500                   37
*PT Barito Pacific Timber                        2,710,500                   36
*PT Ciputra Development Tbk                      1,971,550                   24
                                                              ------------------
                                                                         12,090
                                                              ------------------

ISRAEL (9.3%)
*Check Point Software
  Technologies Ltd.                                224,400   $           29,971
 Teva Pharmaceutical
  Industries Ltd.                                  193,123               13,660
 Bezeq Israeli
  Telecommunication
  Corp., Ltd.                                    1,144,882                6,144
 Bank Hapoalim Ltd.                              1,796,617                5,212
 Bank Leumi Le-Israel                            2,024,633                4,692
 Israel Chemicals Ltd.                           1,772,680                2,192
 IDB Holding Corp., Ltd.                            55,924                1,972
 ECI Telecom Ltd.                                  133,310                1,864
*Orbotech Ltd.                                      45,675                1,704
 The Israel Corp. Ltd.-ILS 1 Par                     8,746                1,622
 Koor Industries Ltd.                               23,089                1,497
*Makhteshim-Agan
  Industries Ltd.                                  528,857                1,294
 CLAL Insurance Enterprise
  Holdings Ltd.                                     76,338                1,187
 Super Sol Ltd.                                    308,325                1,090
*Galileo Technology Ltd.                            59,600                  805
 Osem Investment Ltd.                              123,570                  773
*Gilat Satellite Networks Ltd.                      30,109                  768
 Matav-Cable Systems Media Ltd.                     39,890                  671
 Elbit Systems Ltd.                                 47,290                  616
 Industrial Buildings Corp.                        403,883                  606
 First International Bank
  of Israel Ltd.-ILS .05 Par                        81,800                  550
 Property & Building Corp.                           6,441                  542
 Elite Industries Ltd.-ILS 5 Par                     9,165                  477
*Scitex Corp., Ltd.                                 62,800                  463
 Azorim Investment Development
  & Construction Ltd.                               48,327                  446
 First International Bank
  of Israel Ltd.-ILS .01 Par                       321,186                  443


--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 The Israel Land Development
  Co., Ltd.                                         48,279   $              398
*Agis Industries Ltd.                               41,730                  397
 Delta-Galil Industries Ltd.                        27,330                  384
*Formula Systems (1985) Ltd.                        11,880                  373
*Africa-Israel Investments Ltd.                      4,294                  362
*Fundtech Ltd.                                      20,200                  361
 Elco Holdings Ltd.                                 47,986                  352
 American Israeli Paper Mills Ltd.                   5,262                  332
*Africa-Israel Investments
  (1985) Ltd.                                          330                  302
 Jerusalem Economic Corp., Ltd.                     64,479                  292
*Ormat Industries Ltd.                              95,174                  247
 Elite Industries Ltd.-ILS 1 Par                    20,960                  216
*Ofer Development &
  Investment Ltd.                                   48,635                  198
*Elbit Medical Imaging Ltd.                         32,110                  184
 Israel Petrochemical
  Enterprises Ltd.                                  46,056                  181
 Mehadrin Ltd.                                       4,480                  109
 Ackerstein Industries Ltd.                         82,210                   94
 Israel Cold Storage &
  Supply Company Ltd.                               16,300                   60
*Polgat Ltd.                                        21,506                   32
                                                              ------------------
                                                                         86,135
                                                              ------------------

MEXICO (15.0%)
 Telefonos de Mexico SA
  Series L                                      15,661,726               35,208
 Telefonos de Mexico SA
  Series A                                       5,555,377               12,604
 Grupo Modelo SA de CV
  Series C                                       4,696,987               12,025
*Wal-Mart de Mexico SA                           5,657,555               11,364
*Grupo Financiero Banamex
  Accival, SA de CV                              6,837,108               11,243
*Grupo Televisa SA CPO                           4,478,471               10,114
 Cemex CPO                                       2,330,726                8,429
*Grupo Financiero BBV
  Bancomer SA, de CV                            12,952,434                7,171
 (1)Kimberly Clark de Mexico
   SA de CV Series A                             1,857,938                5,143
 Fomento Economico
  Mexica UBD                                     1,564,230                4,672
*Grupo Carso SA de CV
  Series A1                                      1,318,827                3,267
*Savia SA de CV                                    670,110                3,062
 (1)Grupo Bimbo SA                               2,064,209                2,900
*Nuevo Grupo Mexico-B                              916,509                2,766
*Wal-Mart de Mexico
  SA de CV                                         849,190                1,564
 Grupo Electra SA CPO                            1,824,810                1,489
 Tubos de Acero de
   Mexico SA                                       103,890                1,484

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EMERGING MARKETS STOCK INDEX FUND                   Shares               (000)
--------------------------------------------------------------------------------
 Controladora Comercial
  Mexicana SA de CV (Units)                      1,590,215   $            1,473
 Grupo Continental SA                            1,083,942                1,268
 Alfa SA de CV Series A                            868,999                1,194
 Desc SA de CV Series B                          2,090,675                  794
 (1)Vitro SA                                       492,360                  384
 Industrias Penoles SA
  Series CP                                        544,959                  369
 Grupo Industrial Maseca
  SA de CV Series B                              1,291,260                  296
                                                              ------------------
                                                                        140,283
                                                              ------------------

PHILIPPINES (1.4%)
 Philippine Long Distance
  Telephone Co.                                    243,336                4,210
*Metropolitan Bank &
  Trust Co.                                        477,593                1,748
 SM Prime Holdings, Inc.                        14,253,420                1,653
 San Miguel Corp. Class B                        1,034,994                1,149
 Ayala Land, Inc.                                7,588,071                  820
 Manila Electric Co.                               596,493                  591
 Union Bank of the
  Philippines Corp.                                744,000                  506
*Petron Corp.                                   15,001,254                  360
*Philippine National
  Bank Corp.                                       443,324                  337
*Security Bank Corp.                               518,518                  290
 Universal Robina Corp.                          2,437,700                  224
 Ionics Inc.                                       630,150                  198
*Filinvest Land, Inc.                            5,640,920                  153
*Union Cement Corp.                              6,952,761                   97
*Southeast Asia Cement
  Holdings Inc.                                 13,742,899                   55
*RFM Corp.                                       1,952,400                   39
*Solid Group, Inc.                               3,738,600                   39
*International Container
  Terminal Services, Inc.                        1,963,532                   31
*Music Corp.                                       469,947                   27
*DMCI Holdings, Inc.                             3,118,800                   17
*Guoco Holdings
  Philippines, Inc.                              3,781,800                   17
                                                              ------------------
                                                                         12,561
                                                              ------------------

POLAND (2.3%)
 Telekomunikacja Polska SA                         937,694                6,263
 Polski Koncern Naftowy SA                         634,651                3,455
*KGHM Polska Miedz SA                              299,171                1,868
*Bank Polska Kasa Opieki
  Grupa Pekao SA                                   108,058                1,634
*Elektrim Spolka Akcyjna SA                        127,385                1,560
 Bank Rozwoju Eksportu SA                           37,521                1,189
*Agora SA                                           39,716                  817
 Bank Slaski SA w Katowicach                        14,043                  799
 Prokom Software SA                                 18,650                  785
 BIG Bank Gdanski SA                               453,930                  736
 Softbank SA                                        36,760                  578

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
*Orbis SA                                           63,480   $              398
 Celuloza Zaklady Celulozy i
  Papieru w Swieciu SA                              71,602                  381
 Stomil Olsztyn SA                                  48,000                  315
*Optimus SA                                          9,500                  284
 Mostostal-Export SA                               136,318                  165
*Agros Holding SA                                   16,600                  143
 Przedsiebiorstwo
  Farmaceutyczne JELFA SA                           13,410                  123
*Budimex SA                                         25,600                  119
*Okocimskie Zaklady
  Piwowarskie SA                                    29,600                   87
*Stalexport SA                                      15,800                   68
 Mostostal Zabrze-Holding SA                        22,454                   49
                                                              ------------------
                                                                         21,816

                                                              ------------------
SOUTH AFRICA (15.1%)
 De Beers Centenary AG                             580,844   $           15,346
 Anglo American
  Platinum Corp.                                   312,639               14,537
 Dimension Data Holdings PLC                     1,673,812               11,365
 Firstrand Ltd.                                  7,828,595                8,687
 South African Breweries Ltd.                    1,133,027                7,963
 Nedcor Ltd.                                       348,087                7,863
 M-Cell Ltd.                                     2,341,479                7,826
 Sasol Ltd.                                        882,276                5,705
 Remgro Ltd.                                       770,145                5,270
 Sanlam Ltd.                                     3,924,389                4,956
 Impala Platinum Holdings Ltd.                      96,149                4,900
 Anglogold Ltd.                                    154,254                4,503
 Investec Bank Ltd.                                119,387                3,974
 Liberty Group Ltd.                                389,533                3,473
 Amalgamated Banks of
  South Africa Group Ltd.                          907,976                3,430
 Bidvest Group Ltd. mdis                           426,890                2,574
 Sappi Ltd.                                        348,433                2,490
 Imperial Holdings Ltd.                            308,071                2,454
 Gold Fields Ltd.                                  655,844                2,227
 Tiger Brands Ltd.                                 252,290                2,166
 BOE Ltd.                                        3,504,010                2,069
 Barloworld Ltd.                                   309,915                1,949
 Coronation Holdings Ltd.                          129,230                1,786
 Pick'n Pay Stores Ltd.                            749,960                1,362
 Metropolitan Life Ltd.                          1,023,470                1,325
 Nampak Ltd.                                       772,660                1,138
 Fedsure Holdings Ltd.                             245,380                1,011
*MIH Holdings Ltd.                                 388,490                  919
 Naspers Ltd.                                      214,060                  870
 JD Group Ltd.                                     161,272                  851
 Tongaat-Hulett Group Ltd.                         148,977                  751
*African Bank Investments Ltd.                     925,507                  654
*Iscor Ltd.                                        371,406                  613
*Comparex Holdings Ltd.                            517,520                  573
 Profurn Ltd.                                    1,493,040                  550
 Shoprite Holdings Ltd.                            484,357                  505

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Woolworths Holdings Ltd.                        1,319,400   $              505
 Reunert Ltd.                                      262,340                  451
 Wooltru Ltd. N Shares                             373,163                  296
 Foschini Ltd.                                     293,332                  256
 African Life Assurance
  Company Ltd.                                     163,746                  248
 Metro Cash & Carry Ltd.                         1,781,608                  242
 Primedia Ltd.                                     309,250                  225
 Wooltru Ltd.                                      279,029                  219
 Pepkor Ltd.                                       321,670                  127
*Safmarine & Rennies
  Holdings Ltd.                                    915,480                   97
                                                              ------------------
                                                                        141,301
                                                              ------------------

SOUTH KOREA (14.5%)
 Samsung Electronics                               254,370               31,771
 SK Telecom Co., Ltd.                              129,570               25,914
 Korea Electric Power Corp.                        931,570               17,379
 Kookmin Bank                                      434,660                5,120
 Korea Telecom Corp.                                90,640                4,801
 Hyundai Motor Co. Ltd.                            430,060                4,114
 H&CB                                              158,640                3,599
 Pohang Iron & Steel Co.
  Ltd. ADR                                         225,000                3,502
 Pohang Iron & Steel Co. Ltd.                       53,310                3,224
*Samsung Electro-
  Mechanics Co.                                    112,660                3,055
 Shinhan Bank                                      362,520                2,980
 Samsung SDI Co. Ltd.                               68,490                2,545
 Samsung Securities Co. Ltd.                       121,770                2,233
 LG Electronics, Inc.                              184,050                1,739
 Samsung Fire & Marine
  Insurance Co.                                     76,760                1,669
 LG Chemical Ltd.                                  158,520                1,422
*Samsung Heavy Industries                          335,390                1,169
*Daewoo Securities                                 244,180                  984
 LG Investment &
  Securities Co. Ltd.                              207,970                  972
 Samsung Corp.                                     235,090                  957
 Cheil Jedang Corp.                                 38,870                  937
 Shinsegae Department
  Store Co.                                         25,290                  902
 Hana Bank                                         177,240                  829
 Hite Brewery Co.                                   27,670                  787
*Korea Exchange Bank                               649,080                  636
 Korean Air                                        109,850                  599
 Hyundai Securities Co.                            157,710                  576
 SK Global                                          91,400                  563
 Kumkang Korea
  Chemical Co., Ltd.                                16,080                  553
 Daishin Securities Co.                            111,050                  527
 Dae Duck Electronics Co.                           61,830                  486
*Doosan Corp.                                       30,770                  438
 S1 Corp.                                           52,290                  417


--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
*Hyundai Engineering &
  Construction Co.                                 398,340   $              392
 LG Cable Ltd.                                      43,890                  359
 Dongwon Securities Co.                            114,420                  355
*Anam Semiconductor Inc.                           149,830                  343
 Hyundai Merchant
  Marine Co., Ltd.                                 140,040                  338
 Cheil Communications Inc.                           6,820                  334
 Cheil Industrial, Inc.                             68,710                  312
 Daelim Industrial Co.                              77,980                  293
 Hanwha Chemical Corp.                             163,690                  278
 Hankook Tire Co. Ltd.                             201,620                  270
 KTBNetwork                                         88,760                  267
 Hyosung Corp.                                      45,960                  258
 Korea Zinc Co.                                     27,750                  249
 Samsung Fine
  Chemicals Co., Ltd.                               34,030                  245
 Hanjin Heavy Industries                            85,280                  233
 Hansol Paper                                       74,880                  228
 Serome Technology Inc.                             51,534                  224
 Hyundai Department Store
  Co., Ltd.                                         38,990                  207
*Daum Communications Corp.                          17,055                  198
*Korea Information &
  Communications Co. Ltd.                           17,670                  196
 Honam Petrochemical Corp.                          38,230                  192
*Ssangyong Cement Industrial                       265,940                  172
 Korea Green Cross Corp.                             6,740                  170
*Hotel Shilla Co.                                   47,430                  169
 Trigem Computer, Inc.                              51,950                  169
*Haansoft Inc.                                      85,390                  164
 mdisae Chemical Corp.                             108,560                  159
*Handysoft Corp.                                    33,671                  147
 Daou Technology Inc.                               56,160                  119
 Dong-A Pharmaceutical Co. Ltd.                     12,150                  116
 Daesang Corp.                                     116,550                  104
 Samyang Corp.                                      15,720                   98
 Korea Express Co.                                  59,870                   85
 LG Insurance                                       70,540                   76
 Kukdo Chemical Co. Ltd.                             8,350                   75
 Medison Co.                                        43,660                   75
 Isu Chemical Co. Ltd.                               8,240                   41
                                                              ------------------
                                                                        135,109
                                                              ------------------

THAILAND (2.3%)
*Advanced Information
  Services (Foreign)                               330,900                3,204
 PTT Exploration &
  Production PLC (Foreign)                         960,200                2,236
*Siam Commerical Bank
  5.25% Cvt. Pfd.                                3,700,580                1,834
*TelecomAsia PLC (Foreign)                       4,244,500                1,737
 BEC World Public Co. Ltd.
  (Foreign)                                        287,123                1,430

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
EMERGING MARKETS STOCK INDEX FUND                   Shares               (000)
--------------------------------------------------------------------------------
*Thai Farmers Bank PLC
 (Foreign)                                       2,823,420   $            1,399
*Siam City Cement PLC
 (Foreign)                                         373,426                1,076
*Bangkok Bank PLC (Foreign)                      1,133,610                  902
*Siam Cement PLC (Foreign)                          81,221                  768
 Delta Electronics (Thailand)
  Public Company Ltd.                              159,154                  715
 Charoen Pokphand Foods
  Public Co., Ltd (Foreign)                        554,400                  495
 Electricity Generating PLC
  (Foreign)                                        527,300                  474
 Hana Microelectronics
  Public Co. Ltd. (Foreign)                        227,500                  464
*United Communication
  Industry PLC (Foreign)                           538,500                  434
*Siam Commercial Bank PLC
  (Foreign)                                        849,083                  382
 National Petrochemical PLC
  (Foreign)                                        473,700                  317
*Bank of Ayudhya PLC
  (Foreign)                                      2,584,000                  310
 Thai Union Frozen Products
  Public Company Ltd.                              231,000                  304
*United Broadcasting Corp.
  PLC (Foreign)                                  1,108,376                  250
 Siam Makro Public Co. Ltd.                        193,200                  232
*National Finance &
  Securities PLC (Foreign)                       1,758,962                  223
*Land & House PLC (Foreign)                        677,902                  215
*Siam Cement PLC (Local)                            32,819                  210
*Industrial Finance Corp. of
  Thailand PLC (Foreign)                         1,567,200                  199
*Bangkok Expressway PLC
  (Foreign)                                      1,115,200                  154
 Saha-Union PLC (Foreign)                          524,600                  148
*TelecomAsia Corp. Public
  Co. Ltd. (Foreign)
 Warrants Exp. 4/3/2010                          1,020,789                  139
*Securities One Public
  Co. Ltd. (Foreign)                             2,563,190                  136
*Thai Petrochemical Industry
  PLC (Foreign)                                  1,450,000                  120
 Banpu PLC (Foreign)                               287,700                  116
*Nation Multimedia Group
  PLC (Foreign)                                    313,195                  105
*Italian-Thai Development
  PLC (Foreign)                                    400,500                   99
 Regional Container Lines
  PLC (Foreign)                                    146,400                   93
 Ayudhya Insurance PLC
  (Foreign)                                         34,200                   73
*Bangkok Bank PLC (Local)                           96,400                   57
*Tipco Asphalt PLC (Foreign)                       156,100                   51

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 ABN AMRO Asia Securities
  Co. Ltd. (Foreign)                               126,940                   50
 BEC World Public Co. Ltd.
  (Local)                                            9,000                   45
 Charoen Pokphand Foods
  Public Co. Ltd. (Local)                           36,700                   33
 Bangkok Insurance Co., Ltd.
  (Local)                                            2,900                    8
                                                              ------------------
                                                                         21,237
                                                              ------------------

TURKEY (4.5%)
 Turkiye Is Bankasi A.S.
  C Shares                                     810,059,182               13,294
*Yapi ve Kredi Bankasi A.S.                    727,440,873                3,744
 Tupras-Turkiye Petrol
  Rafinerileri A.S.                             64,694,800                2,413
*Turkcell Iletisim
  Hizmetleri A.S.                               69,707,400                2,184
*Turkiye Garanti
  Bankasi A.S.                                 380,905,575                2,131
 Migros Turk A.S.                               13,464,225                1,727
*Anadolu Efes Biracilik
  ve Malt Sanayii A.S.                          35,507,673                1,722
*Ford Otomotiv Sanayii A.S.                     41,425,400                1,700
 Arcelik A.S.                                   88,914,574                1,525
*Eregli Demir ve Celik
  Fabrikalari A.S.                              66,012,750                1,354
 Aygaz A.S.                                     29,364,252                1,051
 Netas-Northern Elektrik
  Telekomunikasyon A.S.                          9,844,600                1,013
*Vestel Elektronik Sanayi
  ve Ticaret A.S.                              219,253,335                  810
 Alarko Holdings A.S.                           20,745,764                  805
 Aksigorta A.S.                                 50,569,700                  747
*Tofas Turk Otomobil
  Fabrikasi A.S.                                89,384,883                  593
 Trakya Cam Sanayii A.S.                        72,343,069                  583
 Akcansa Cimento A.S.                           54,239,920                  575
*Cukurova Elektrik A.S.                            712,000                  515
 Kordsa Kord Bezi Sanayi
  ve Ticaret A.S.                               30,899,015                  461
 Aksa Akrilik Kimya
  Sanayii A.S.                                  26,465,095                  424
 Cisma Cimento Sanayi
  ve Ticaret A.S.                               25,710,292                  315
 Brisa Bridgestone Sabanci
  Lastik San. ve Tic A.S.                        9,592,700                  311
*Sabah Yayincilik A.S.                          47,085,800                  267
*Eczacibasi Ilac Sanayi
  ve Ticaret A.S.                               17,415,000                  257
*Goodyear Lastikleri T.A.S.                     19,476,262                  244
 Cimentas Izmir Cimento
  Fabrikasi T.A.S.                              12,998,700                  180
 Adana Cimento Sanayii
  Turk Anonim Sirketi A.S.                      21,267,675                  175

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
                                                    Shares               (000)
--------------------------------------------------------------------------------
 Kartonsan Karton Sanayi
  ve Ticaret A.S.                                2,936,650                  151
*Ihlas Holding A.S.                             22,713,974                  137
*Efes Sinai Yatirim
  Holding A.S.                                  22,568,200                  125
 Usas Ucak Servisi A.S.                             85,500                  115
*Turk Demir Dokum
  Fabrikalari A.S.                              14,899,256                  102
 Bagfas Bandirma Gubre
  Fabrikalari A.S.                               4,034,000                   93
 Tat Konserve A.S.                               9,853,800                   85
*Doktas Dokumculuk Ticaret
  ve Sanayii A.S.                               14,013,350                   69
 Sarkuysan Elektrolitik Bakir
  Sanayi ve Ticaret A.S.                         4,531,939                   69
 Turkiye Is Bankasi A.S.
  B Shares                                          41,900                   63
 Kav Danismanlik Pazarlama
  ve Ticaret A.S.                                9,776,250                   55
*Raks Elektronik Sanayi ve
  Ticaret A.S.                                   9,014,607                   38
 Adana Cimento Sanayii A.S.
  C Shares                                      23,087,531                   33
                                                              ------------------
                                                                         42,255
                                                              ------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,095,170)                                   891,382
--------------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (4.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  6.10%, 1/2/2001--Note H                          $ 1,399                1,399
  6.14%, 1/2/2001                                   39,185               39,185
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $40,584)                                                          40,584
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
 (Cost $1,135,754)                                                      931,966
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
 Other Assets--Note B                                                     7,250
 Liabilities--Note H                                                     (6,496)
                                                              ------------------
                                                                            754
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $932,720
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)All or part of security position is on loan to broker/dealers. See Note H in Notes to Financial Statements.
ILS--Israeli Shekel.


--------------------------------------------------------------------------------
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                 $1,242,958
Overdistributed Net
 Investment Income--Note G                          (1,080)
Accumulated Net
 Realized Losses--Note G                          (105,345)
Unrealized Depreciation--Notes F and G
 Investment Securities                            (203,788)
 Foreign Currencies                                    (25)
--------------------------------------------------------------------------------
NET ASSETS                                       $ 932,720
================================================================================

Investor Shares--Net Assets
 Applicable to 103,279,486 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                        $913,441
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                     $8.84
================================================================================

Institutional Shares--Net Assets
 Applicable to 2,179,771 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                         $19,279
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                $8.84
================================================================================

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
TOTAL INTERNATIONAL STOCK INDEX FUND                Shares               (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.2%)
--------------------------------------------------------------------------------
Vanguard European Stock Index
 Fund Investor Shares                           70,269,097           $1,826,294
Vanguard Pacific Stock Index
 Fund Investor Shares                           83,185,093              744,506
Vanguard Emerging Markets Stock Index
 Fund Investor Shares                           33,428,944              295,512
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
(Cost $2,807,541)                                                     2,866,312
--------------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government Obligations in a Pooled Cash Account
 6.14%, 1/2/2001
 (COST $2,184)                                      $2,184                2,184
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.3%)
 (Cost $2,809,725)                                                    2,868,496
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.7%)
--------------------------------------------------------------------------------
Other Assets                                                             76,430
Liabilities                                                             (25,148)
                                                              ------------------
                                                                         51,282
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 246,833,750 outstanding $.001 par value shares of
 beneficial interest (unlimited authorization)                       $2,919,778
================================================================================

NET ASSET VALUE PER SHARE                                                $11.83
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                    AMOUNT                  PER
                                                     (000)                SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                 $2,862,079               $11.59
Overdistributed Net Investment Income                 (945)                  --
Overdistributed Net Realized Gains                    (127)                  --
Unrealized Appreciation--Note F                     58,771                  .24
--------------------------------------------------------------------------------
NET ASSETS                                      $2,919,778               $11.83
================================================================================

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
DEVELOPED MARKETS INDEX FUND                        Shares               (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.1%)
--------------------------------------------------------------------------------
Vanguard European Stock Index
 Fund Investor Shares                            2,701,079             $ 70,201
Vanguard Pacific Stock Index
 Fund Investor Shares                            3,197,544               28,618
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $106,659)                                                         98,819
--------------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.4%)
--------------------------------------------------------------------------------
 Repurchase Agreement
 Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
 6.14%, 1/2/2001
 (Cost $1,378)                                      $1,378                1,378
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.5%)
 (Cost $108,037)                                                        100,197
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.5%)
--------------------------------------------------------------------------------
Other Assets                                                                196
Liabilities                                                              (1,635)
                                                              ------------------
                                                                         (1,439)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 10,886,093 outstanding $.001 par value shares of
 beneficial interest (unlimited authorization)                         $ 98,758
================================================================================

NET ASSET VALUE PER SHARE                                                 $9.07
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                    Amount                  Per
                                                     (000)                Share
--------------------------------------------------------------------------------
Paid-in Capital                                   $106,650                $9.80
Overdistributed Net Investment Income                  (54)                (.01)
Accumulated Net Realized Gains                           2                   --
Unrealized Depreciation--Note F                     (7,840)                (.72)
--------------------------------------------------------------------------------
NET ASSETS                                        $ 98,758                $9.07
================================================================================

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value*
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND          Shares               (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.2%)
--------------------------------------------------------------------------------
Vanguard European Stock Index
 Fund Institutional Shares                       4,719,232             $122,653
Vanguard Pacific Stock Index
 Fund Institutional Shares                       5,473,188               48,985
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $182,102)                                                        171,638
--------------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account
 6.41%, 1/2/2001
 (Cost $493)                                          $493                  493
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
 (Cost $182,595)                                                        172,131
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
--------------------------------------------------------------------------------
Other Assets                                                              1,103
Liabilities                                                              (1,934)
                                                              ------------------
                                                                           (831)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 19,009,330 outstanding $.001 par value shares of
 beneficial interest (unlimited authorization)                         $171,300
================================================================================

NET ASSET VALUE PER SHARE                                                 $9.01
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                    Amount                  Per
                                                    (000)                 Share
--------------------------------------------------------------------------------
Paid-in Capital                                   $181,753                $9.56
Undistributed Net Investment Income                      3                   --
Accumulated Net Realized Gains                           8                   --
Unrealized Depreciation--Note F                    (10,464)                (.55)
--------------------------------------------------------------------------------
NET ASSETS                                        $171,300                $9.01
================================================================================


(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F720 022001